                                                                          497(e)
                 ----------------------------------------------

                                   PROSPECTUS
                                  MAY 1, 2002
                 ----------------------------------------------

                            SUNAMERICA SERIES TRUST
                                (CLASS A SHARES)

                  --    Cash Management Portfolio
                  --    Global Bond Portfolio
                  --    SunAmerica Balanced Portfolio
                  --    MFS Total Return Portfolio
                  --    Growth-Income Portfolio
                  --    Davis Venture Value Portfolio
                  --    Alliance Growth Portfolio
                  --    MFS Growth and Income Portfolio
                  --    Putnam Growth Portfolio
                  --    Blue Chip Growth Portfolio
                  --    MFS Mid-Cap Growth Portfolio
                  --    Aggressive Growth Portfolio
                  --    International Growth and Income Portfolio
                  --    Global Equities Portfolio
                  --    Emerging Markets Portfolio

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
APPROVED OR DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

TRUST HIGHLIGHTS............................................      3

  Q&A.......................................................      3

ACCOUNT INFORMATION.........................................     24

MORE INFORMATION ABOUT THE PORTFOLIOS.......................     25

  Investment Strategies.....................................     25

GLOSSARY....................................................     33

  Investment Terminology....................................     33

  Risk Terminology..........................................     36

MANAGEMENT..................................................     38

  Information about the Investment Adviser and Manager......     38

  Information about the Subadvisers.........................     39

  Portfolio Management......................................     40

  Custodian, Transfer and Dividend Paying Agent.............     48

FINANCIAL HIGHLIGHTS........................................     49

FOR MORE INFORMATION........................................     59

                        Q&A





       FIXED INCOME PORTFOLIOS typically seek to provide high current income consistent with the preservation of capital by investing in fixed income securities.



       YIELD is the annual dollar income received on an investment expressed as a percentage of the current or average price.



       INCOME is interest payments from bonds or dividends from stocks.



       TOTAL RETURN is a measure of performance which combines all elements of return including income and capital gain or loss; it represents the change in a value of an investment over a given period expressed as a percentage of the initial investment.




       "NET ASSETS" will take into account borrowings for investment purposes.



      --------------------------------------------------------------------





                 TRUST HIGHLIGHTS

      --------------------------------------------------------------------



      The following questions and answers are designed to give you an overview of SunAmerica Series Trust ("the Trust") and to provide you with information about the Trust's fifteen separate investment series ("Portfolios") and their investment goals and principal investment strategies. More detailed investment information is provided in the charts, under "More Information About the Portfolios," which begin on page 25, and the glossary that follows on page 33.

Q:  WHAT ARE THE PORTFOLIOS' INVESTMENT GOALS AND PRINCIPAL INVESTMENT
    STRATEGIES?
A: Each Portfolio operates as a separate mutual fund, with its own investment goal and a principal investment strategy for pursuing it. A Portfolio's investment goal may be changed without shareholder approval, but you will be notified of any change. There can be no assurance that any Portfolio will meet its investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles.

                            FIXED INCOME PORTFOLIOS

  ----------------------------------------------------------------------------------------------
  PORTFOLIO                 INVESTMENT GOAL             PRINCIPAL INVESTMENT STRATEGY
  ----------------------------------------------------------------------------------------------
    Cash Management         high current yield while    invests in a diversified selection
    Portfolio               preserving capital          of money market instruments
  ----------------------------------------------------------------------------------------------
    Global Bond Portfolio   high total return,          invests, under normal
                            emphasizing current         circumstances, at least 80% of net
                            income and, to a lesser     assets in high quality fixed income
                            extent, capital             securities of U.S. and foreign
                            appreciation                issuers and transactions in foreign
                                                        currencies
  ----------------------------------------------------------------------------------------------

       BALANCED PORTFOLIOS typically try to balance three different investment goals: capital appreciation, income and capital preservation by investing in a mixture of stocks, bonds and money market instruments.




       ASSET ALLOCATION is a varying combination, depending on market conditions and risk level, of stocks, bonds, money market instruments and other assets.



       CAPITAL APPRECIATION/GROWTH is an increase in the market value of securities held.



       A "VALUE" PHILOSOPHY -- that of investing in securities that are believed to be undervalued in the market -- often reflects a contrarian approach in that the potential for superior relative performance is believed to be highest when fundamentally solid companies are out of favor. The selection criteria is usually calculated to identify stocks of companies with solid financial strength and generous dividend yields that have low price-earnings ratios and have generally been overlooked by the market, or companies undervalued within an industry or market capitalization category.

                    BALANCED OR ASSET ALLOCATION PORTFOLIOS

  ----------------------------------------------------------------------------------------------
  PORTFOLIO                 INVESTMENT GOAL             PRINCIPAL INVESTMENT STRATEGY
  ----------------------------------------------------------------------------------------------
    SunAmerica Balanced     conservation of             maintains at all times a balanced
    Portfolio               principal and capital       portfolio of stocks and bonds, with
                            appreciation                at least 25% invested in fixed
                                                        income securities
  ----------------------------------------------------------------------------------------------
    MFS Total Return        reasonable current          invests primarily in common stocks
    Portfolio               income, long-term           and fixed income securities, with
                            capital growth and          an emphasis on income-producing
                            conservation of capital     securities that appear to have some
                                                        potential for capital enhancement
  ----------------------------------------------------------------------------------------------

                               EQUITY PORTFOLIOS

  ----------------------------------------------------------------------------------------------
  PORTFOLIO                 INVESTMENT GOAL             PRINCIPAL INVESTMENT STRATEGY
  ----------------------------------------------------------------------------------------------
    Growth-Income           growth of capital and       invests primarily in common stocks
    Portfolio               income                      or securities that demonstrate the
                                                        potential for appreciation and/or
                                                        dividends
  ----------------------------------------------------------------------------------------------
    Davis Venture Value     growth of capital           invests primarily in common stocks
    Portfolio                                           of companies with market
                                                        capitalizations of at least $5
                                                        billion
  ----------------------------------------------------------------------------------------------

       A "GROWTH" PHILOSOPHY -- that of investing in securities believed to offer the potential for capital appreciation -- focuses on securities of companies that are considered to have a historical record of above-average growth rate, significant growth potential, above-average earnings growth or value, the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.




       MARKET CAPITALIZATION represents the total market value of the outstanding securities of a corporation.

                               EQUITY PORTFOLIOS

  ------------------------------------------------------------------------------------------------
  PORTFOLIO                 INVESTMENT GOAL             PRINCIPAL INVESTMENT STRATEGY
  ------------------------------------------------------------------------------------------------
    Alliance Growth         long-term growth of         invests primarily in equity
    Portfolio               capital                     securities of a limited number of
                                                        large, carefully selected, high
                                                        quality U.S. companies that are
                                                        judged likely to achieve superior
                                                        earnings
  ------------------------------------------------------------------------------------------------
    MFS Growth and Income   reasonable current          invests primarily in equity
    Portfolio               income and long-term        securities
                            growth of capital and
                            income
  ------------------------------------------------------------------------------------------------
    Putnam Growth           long-term growth of         invests primarily in common stocks or
    Portfolio               capital                     securities with common stock
                                                        characteristics that its Subadviser
                                                        believes have above-average growth
                                                        prospects
  ------------------------------------------------------------------------------------------------
    Blue Chip Growth        capital appreciation        invests, under normal circumstances,
    Portfolio                                           at least 80% of net assets in common
                                                        stocks that demonstrate the potential
                                                        for capital appreciation, issued by
                                                        large-cap companies
  ------------------------------------------------------------------------------------------------
    MFS Mid-Cap Growth      long-term growth of         invests, under normal circumstances,
    Portfolio               capital                     at least 80% of net assets in equity
                                                        securities of medium-sized companies
                                                        that its Subadviser believes have
                                                        above-average growth potential
  ------------------------------------------------------------------------------------------------
    Aggressive Growth       capital appreciation        invests primarily in equity
    Portfolio                                           securities of high growth companies
                                                        including small and medium sized
                                                        growth companies with market
                                                        capitalizations of $1.5 billion to
                                                        $15 billion
  ------------------------------------------------------------------------------------------------

       INTERNATIONAL PORTFOLIOS typically seek capital appreciation by investing significantly in securities traded in markets outside the U.S.



       AN "EMERGING MARKET" COUNTRY is generally a country with a low or middle income economy or that is in the early stages of its industrialization cycle.

                            INTERNATIONAL PORTFOLIOS

  ----------------------------------------------------------------------------------------------
  PORTFOLIO                 INVESTMENT GOAL             PRINCIPAL INVESTMENT STRATEGY
  ----------------------------------------------------------------------------------------------
    International Growth    growth of capital and,      invests primarily in common stocks
    and Income Portfolio    secondarily, current        traded on markets outside the U.S.
                            income
  ----------------------------------------------------------------------------------------------
    Global Equities         long-term growth of         invests primarily in common stocks
    Portfolio               capital                     or securities with common stock
                                                        characteristics of U.S. and foreign
                                                        issuers that demonstrate the
                                                        potential for appreciation and
                                                        engages in transactions in foreign
                                                        currencies; under normal
                                                        circumstances, at least 80% of net
                                                        assets of the Portfolio will be
                                                        invested in equity securities
  ----------------------------------------------------------------------------------------------
    Emerging Markets        long-term capital           invests, under normal
    Portfolio               appreciation                circumstances, at least 80% of net
                                                        assets in common stocks and other
                                                        equity securities of companies that
                                                        its Subadviser believes have
                                                        above-average growth prospects
                                                        primarily in emerging markets
                                                        outside the U.S.
  ----------------------------------------------------------------------------------------------

Q:  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?

A: The following section describes the principal risks of each Portfolio, while the charts beginning on page 43 describe various additional risks.

    Risks of Investing in Equity Securities

    The GROWTH-INCOME, DAVIS VENTURE VALUE, ALLIANCE GROWTH, MFS GROWTH AND INCOME, PUTNAM GROWTH, BLUE CHIP GROWTH, MFS MID-CAP GROWTH, AGGRESSIVE GROWTH, INTERNATIONAL GROWTH AND INCOME, GLOBAL EQUITIES, and EMERGING MARKETS PORTFOLIOS invest primarily in equity securities. In addition, the SUNAMERICA BALANCED and MFS TOTAL RETURN PORTFOLIOS invest significantly in equities. As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. Growth stocks are historically volatile, which will particularly affect the GROWTH-INCOME, ALLIANCE GROWTH, MFS GROWTH AND INCOME, PUTNAM GROWTH, BLUE CHIP GROWTH, MFS MID-CAP GROWTH, AGGRESSIVE GROWTH and INTERNATIONAL GROWTH AND INCOME PORTFOLIOS. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions -- for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen, or vice versa. In addition, individual stocks selected for any of these Portfolios may underperform the market generally.

    Risks of Investing in Bonds

    The GLOBAL BOND PORTFOLIO invests primarily in bonds. As with any bond fund, the value of your investment in these Portfolios may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent a Portfolio is invested in the bond market, movements in the bond market generally may affect its performance. In addition, individual bonds selected for any of these Portfolios may underperform the market generally.

    Risks of Investing in Junk Bonds

    The MFS TOTAL RETURN and MFS MID-CAP GROWTH PORTFOLIOS also invest significantly in junk bonds. While the Adviser and Subadvisers each tries to diversify its portfolio and to engage in a credit analysis of each junk bond issuer in which it invests, junk bonds carry a substantial risk of default or changes in the issuer's creditworthiness, or they may already be in default. A junk bond's market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for a Portfolio to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force a Portfolio to replace the security with a lower yielding security. If this occurs, it will result in a decreased return for you.

    Risks of Investing in Money Market Securities

    While an investment in the CASH MANAGEMENT PORTFOLIO should present the least market risk of any of the Portfolios since it invests only in high-quality short-term debt obligations (money market securities), you should be aware that an investment in the CASH MANAGEMENT PORTFOLIO is subject to the risk that the value of its investments may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal. The CASH MANAGEMENT PORTFOLIO does not seek to maintain a stable net asset value.

    Risks of Investing Internationally

    Except for the CASH MANAGEMENT PORTFOLIO, all of the Portfolios may invest internationally, including in "emerging market" countries. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks, particularly in certain developing countries. While investing internationally may reduce your risk by increasing the diversification of your investment, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities. These risks affect all the Portfolios except for the CASH MANAGEMENT PORTFOLIO and are primary risks of the GLOBAL BOND, INTERNATIONAL GROWTH AND INCOME, GLOBAL EQUITIES and EMERGING MARKETS PORTFOLIOS.

    Risks of Investing in Smaller Companies

    Stocks of smaller companies may be more volatile than, and not as liquid as, those of larger companies. This will particularly affect the GROWTH-INCOME, ALLIANCE GROWTH, PUTNAM GROWTH, AGGRESSIVE GROWTH, INTERNATIONAL GROWTH AND INCOME and EMERGING MARKETS PORTFOLIOS.

    Risks of Investing in "Non-Diversified" Portfolios

    The GLOBAL BOND and MFS MID-CAP GROWTH PORTFOLIOS are organized as "non-diversified" Portfolios. A non-diversified Portfolio can invest a larger portion of assets in the securities of a single company than can some other mutual funds. By concentrating in a smaller number of securities, a Portfolio's risk is increased because the effect of each security on the Portfolio's performance is greater.

    Risks of Investing in Technology Companies

    Technology companies may react similarly to certain market pressures and events. They may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, and obsolescence of existing technology. As a result, the returns of a Portfolio that invests in technology companies may be considerably more volatile than those of a fund that does not invest in technology companies.

Additional Principal Risks

    Shares of the Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

Q:  HOW HAVE THE PORTFOLIOS PERFORMED HISTORICALLY?

A: The following Risk/Return Bar Charts and Tables illustrate the risks of investing in the Portfolios by showing changes in the Portfolios' performance from calendar year to calendar year, and comparing the Portfolios' average annual returns to those of an appropriate market index. Fees and expenses incurred at the contract level are not reflected in the bar charts and tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future. Performance information is not included for Portfolios that have not been in existence for at least one full calendar year.

--------------------------------------------------------------------------------

                           CASH MANAGEMENT PORTFOLIO
--------------------------------------------------------------------------------

                                  [BAR CHART]

1994                                                          3.80%

1995                                                          5.48%

1996                                                          4.91%

1997                                                          5.22%

1998                                                          5.05%

1999                                                          4.87%

2000                                                          6.05%

2001                                                          3.67%

During the period shown in the bar chart, the highest return for a quarter was 1.58% (quarter ended 12/31/00) and the lowest return for a quarter was 0.50% (quarter ended 12/31/01). As of the most recent calendar quarter ended 03/31/02, the year-to-date return was 0.36%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                       PAST ONE   PAST FIVE      SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2001)                          YEAR       YEARS     INCEPTION(1)
-------------------------------------------------------------------------------------------------
 Cash Management Portfolio                                      3.67%      4.97%         4.64%
-------------------------------------------------------------------------------------------------

(1)  Inception date for the Portfolio is February 9, 1993.

--------------------------------------------------------------------------------

                             GLOBAL BOND PORTFOLIO
--------------------------------------------------------------------------------

                                  [BAR CHART]

1994                                                           -4.65%

1995                                                           17.64%

1996                                                            9.36%

1997                                                           10.03%

1998                                                           10.87%

1999                                                           -1.05%

2000                                                            9.27%

2001                                                            5.05%

During the period shown in the bar chart, the highest return for a quarter was 5.66% (quarter ended 09/30/98) and the lowest return for a quarter was -3.97% (quarter ended 03/31/94). As of the most recent calendar quarter ended 03/31/02, the year-to-date return was -0.28%.
--------------------------------------------------------------------------------

        AVERAGE ANNUAL TOTAL RETURNS (AS OF THE             PAST ONE      PAST FIVE      SINCE
         CALENDAR YEAR ENDED DECEMBER 31, 2001)               YEAR          YEARS     INCEPTION(1)
--------------------------------------------------------------------------------------------------
 Global Bond Portfolio                                         5.05%         6.74%        7.03%
--------------------------------------------------------------------------------------------------
 J.P. Morgan Global Government Bond Index (hedged)(2)          6.15%         7.90%        7.88%
--------------------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is July 1, 1993. The since inception return for the comparative index is as of the inception date month end.

(2) The J.P. Morgan Global Government Bond Index (hedged) tracks the performance of bonds throughout the world, including issues from Europe, Australia, the Far East and the United States.

--------------------------------------------------------------------------------

                         SUNAMERICA BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                  [BAR CHART]

1997                                                           24.48%

1998                                                           24.61%

1999                                                           21.40%

2000                                                           -9.43%

2001                                                          -13.14%

During the period shown in the bar chart, the highest return for a quarter was 15.55% (quarter ended 12/31/98) and the lowest return for a quarter was -11.19% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/02, the year-to-date return was -2.72%.
--------------------------------------------------------------------------------

         AVERAGE ANNUAL TOTAL RETURNS (AS OF THE           PAST ONE       PAST FIVE          SINCE
         CALENDAR YEAR ENDED DECEMBER 31, 2001)              YEAR           YEARS         INCEPTION(1)
-----------------------------------------------------------------------------------
 SunAmerica Balanced Portfolio                              -13.14%          8.18%            9.22%
------------------------------------------------------------------------------------------------------
 Blended Index(2)                                            -3.17%          9.39%           10.09%
------------------------------------------------------------------------------------------------------
 S&P 500 Index(3)                                           -11.88%         10.70%           11.79%
------------------------------------------------------------------------------------------------------
 Lehman Brothers Aggregate Index(4)                           8.42%          7.43%            7.79%
------------------------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is June 3, 1996. The since inception returns for the comparative indices are as of the inception date month end.

(2) The Blended Index consists of 55% S&P 500 Index, 35% Lehman Brothers Aggregate Index, and 10% Treasury Bills. Treasury Bills are short-term securities with maturities of one-year or less issued by the U.S. Government.

(3) The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(4) The Lehman Brothers Aggregate Index combines several Lehman Brothers fixed-income indices to give a broad view of the bond market -- 70% reflects the Government/Corporate Bond Index, 29% reflects the Mortgage-Backed Securities Index and 1% reflects the Asset-Backed Securities Index.

--------------------------------------------------------------------------------

                           MFS TOTAL RETURN PORTFOLIO
--------------------------------------------------------------------------------

                                  [BAR CHART]

1995                                                          27.64%

1996                                                           9.94%

1997                                                          16.90%

1998                                                          19.53%

1999                                                           2.88%

2000                                                          17.01%

2001                                                           0.52%

During the period shown in the bar chart, the highest return for a quarter was 13.55% (quarter ended 12/31/98) and the lowest return for a quarter was -5.22% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/02, the year-to-date return was 2.78%.
--------------------------------------------------------------------------------

         AVERAGE ANNUAL TOTAL RETURNS (AS OF THE           PAST ONE       PAST FIVE          SINCE
         CALENDAR YEAR ENDED DECEMBER 31, 2001)              YEAR           YEARS         INCEPTION(1)
------------------------------------------------------------------------------------------------------
 MFS Total Return Portfolio(2)                                0.52%         11.08%           12.76%
------------------------------------------------------------------------------------------------------
 Blended Index(3)                                            -3.17%          9.39%           12.01%
------------------------------------------------------------------------------------------------------
 S&P 500 Index(4)                                           -11.88%         10.70%           15.16%
------------------------------------------------------------------------------------------------------
 Lehman Brothers Aggregate Index(5)                           8.42%          7.43%            8.25%
------------------------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is October 28, 1994. The since inception returns for the comparative indices are as of the inception date month end.

(2) Prior to January 1, 1999, the MFS Total Return Portfolio was named the Balanced Phoenix Investment Counsel Portfolio.

(3) The Blended Index consists of 35% Lehman Brothers Aggregate Index, 55% S&P 500 Index, and 10% Treasury Bills. Treasury Bills are short-term securities with maturities of one-year or less issued by the U.S. Government.

(4) The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(5) The Lehman Brothers Aggregate Index combines several Lehman Brothers fixed-income indices to give a broad view of the bond market -- 70% reflects the Government/Corporate Bond Index, 29% reflects the Mortgage-Backed Securities Index and 1% reflects the Asset-Backed Securities Index.

--------------------------------------------------------------------------------

                            GROWTH-INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                  [BAR CHART]

1994                                                           -2.61%

1995                                                           34.10%

1996                                                           24.06%

1997                                                           33.91%

1998                                                           30.74%

1999                                                           30.04%

2000                                                           -8.34%

2001                                                          -15.90%

During the period shown in the bar chart, the highest return for a quarter was 28.51% (quarter ended 12/31/98) and the lowest return for a quarter was -19.39% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/02, the year-to-date return was 1.40%.
--------------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS (AS OF THE           PAST ONE   PAST FIVE     SINCE
          CALENDAR YEAR ENDED DECEMBER 31, 2001)             YEAR       YEARS       INCEPTION(1)
----------------------------------------------------------------------------------------------
 Growth-Income Portfolio                                     -15.90%     11.91%       13.46%
----------------------------------------------------------------------------------------------
 S&P 500 Index(2)                                            -11.88%     10.70%       13.53%
----------------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is February 9, 1993. The since inception return for the comparative index is as of the inception date month end.

(2) The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. Because it is market-weighted, the Index will reflect changes in larger companies more heavily than those in smaller companies.

--------------------------------------------------------------------------------

                         DAVIS VENTURE VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                  [BAR CHART]

1995                                                           37.45%

1996                                                           24.76%

1997                                                           34.32%

1998                                                           13.73%

1999                                                           16.11%

2000                                                            9.47%

2001                                                          -11.32%

During the period shown in the bar chart, the highest return for a quarter was 21.07% (quarter ended 12/31/98) and the lowest return for a quarter was -14.87% (quarter ended 09/30/98). As of the most recent calendar quarter ended 03/31/02, the year-to-date return was -0.47%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE CALENDAR YEAR ENDED DECEMBER   PAST ONE    PAST FIVE       SINCE
31, 2001)                                                                YEAR        YEARS      INCEPTION(1)
------------------------------------------------------------------------------------------------------------
 Davis Venture Value Portfolio(2)                                       -11.32%      11.48%         16.14%
------------------------------------------------------------------------------------------------------------
 S&P 500 Index(3)                                                       -11.88%      10.70%         15.16%
------------------------------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is October 28, 1994. The since inception return for the comparative index is as of the inception date month end.

(2) Prior to April 10, 2000, the Davis Venture Value Portfolio was named the Venture Value Portfolio.

(3) The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

--------------------------------------------------------------------------------

                           ALLIANCE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  [BAR CHART]

1994                                                           -2.16%

1995                                                           43.79%

1996                                                           29.11%

1997                                                           31.43%

1998                                                           52.23%

1999                                                           33.07%

2000                                                          -19.47%

2001                                                          -14.00%

During the period shown in the bar chart, the highest return for a quarter was 32.57% (quarter ended 12/31/98) and the lowest return for a quarter was -16.67% (quarter ended 03/31/01). As of the most recent calendar quarter ended 03/31/02, the year-to-date return was -4.85%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE CALENDAR YEAR ENDED DECEMBER 31,   PAST ONE   PAST FIVE       SINCE
2001)                                                                        YEAR       YEARS      INCEPTION(1)
---------------------------------------------------------------------------------------------------------------
 Alliance Growth Portfolio                                                  -14.00%     13.02%         15.98%
---------------------------------------------------------------------------------------------------------------
 Russell 1000 Growth Index(2)                                               -20.42%      8.27%         12.02%
---------------------------------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is February 9, 1993. The since inception return for the comparative index is as of the inception date month end.

(2) The Russell 1000 Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

--------------------------------------------------------------------------------

                        MFS GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                  [BAR CHART]

1994                                                           -8.01%

1995                                                           32.10%

1996                                                           15.99%

1997                                                           23.22%

1998                                                           29.28%

1999                                                            5.93%

2000                                                           -0.32%

2001                                                          -16.04%

During the period shown in the bar chart, the highest return for a quarter was 22.03% (quarter ended 12/31/98) and the lowest return for a quarter was -13.31% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/02, the year-to-date return was 0.64%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE CALENDAR YEAR ENDED DECEMBER 31,   PAST ONE   PAST FIVE        SINCE
2001)                                                                        YEAR       YEARS      INCEPTION(1)
----------------------------------------------------------------------------------------------------------------
 MFS Growth and Income Portfolio(2)                                         -16.04%      7.15%          9.27%
----------------------------------------------------------------------------------------------------------------
 S&P 500 Index(3)                                                           -11.88%     10.70%         13.53%
----------------------------------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is February 9, 1993. The since inception return for the comparative index is as of the inception date month end.

(2) Prior to January 1, 1999 the MFS Growth and Income Portfolio was named the Growth Phoenix Investment Counsel Portfolio.

(3) The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

--------------------------------------------------------------------------------

                            PUTNAM GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  [BAR CHART]

1994                                                           -1.57%

1995                                                           24.75%

1996                                                           20.37%

1997                                                           32.48%

1998                                                           34.76%

1999                                                           29.71%

2000                                                          -18.06%

2001                                                          -24.16%

During the period shown in the bar chart, the highest return for a quarter was 25.28% (quarter ended 12/31/98) and the lowest return for a quarter was -19.65% (quarter ended 03/31/01). As of the most recent calendar quarter ended 03/31/02, the year-to-date return was -3.45%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE CALENDAR YEAR ENDED DECEMBER   PAST ONE    PAST FIVE       SINCE
31, 2001)                                                                YEAR        YEARS      INCEPTION(1)
------------------------------------------------------------------------------------------------------------
 Putnam Growth Portfolio(2)                                             -24.16%       7.55%         9.19%
------------------------------------------------------------------------------------------------------------
 S&P 500 Index(3)                                                       -11.88%      10.70%        13.53%
------------------------------------------------------------------------------------------------------------
 Russell 1000(R) Growth Index(4)                                        -20.42%       8.27%        12.02%
------------------------------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is February 9, 1993. The since inception returns for the comparative indices are as of the inception date month end.

(2) Prior to April 7, 1997, the Putnam Growth Portfolio was known as the Provident Growth Portfolio, managed by Provident Investment Counsel.

(3) The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(4) The Russell 1000(R) Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

     ---------------------------------------------------------------------------

                            BLUE CHIP GROWTH PORTFOLIO
   -----------------------------------------------------------------------------

                                    [BAR CHART]

2001                                                          -20.87%

During the period shown in the bar chart, the highest return for a quarter was 12.86% (quarter ended 12/31/01) and the lowest return for a quarter was -19.10% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/02, the year-to-date return was -3.34%.
--------------------------------------------------------------------------------

                                                                                 PAST ONE        SINCE
AVERAGE ANNUAL TOTAL RETURNS (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2001)     YEAR      INCEPTION(1)
----------------------------------------------------------------------------------------------------------
 Blue Chip Growth Portfolio                                                       -20.87%        -21.99%
----------------------------------------------------------------------------------------------------------
 S&P 500 Index(2)                                                                 -11.88%        -13.27%
----------------------------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is July 5, 2000. The since inception return for the comparative index is as of the inception date month end.

(2) The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

--------------------------------------------------------------------------------

                          MFS MID-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  [BAR CHART]

2000                                                            9.61%

2001                                                          -22.62%

During the period shown in the bar chart, the highest return for a quarter was 26.80% (quarter ended 12/31/01) and the lowest return for a quarter was -35.89% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/02, the year-to-date return was -7.85%.
--------------------------------------------------------------------------------

                                                                                 PAST ONE       SINCE
AVERAGE ANNUAL TOTAL RETURNS (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2001)     YEAR      INCEPTION(1)
---------------------------------------------------------------------------------------------------------
 MFS Mid-Cap Growth Portfolio                                                    -22.62%        12.99%
---------------------------------------------------------------------------------------------------------
 Russell 2000(R) Index(2)                                                          2.49%         9.20%
---------------------------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is April 1, 1999. The inception return for the comparative index is as of the inception date month end.

(2) The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

--------------------------------------------------------------------------------

                          AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  [BAR CHART]

1997                                                           12.35%

1998                                                           17.43%

1999                                                           84.66%

2000                                                          -15.25%

2001                                                          -31.70%

During the period shown in the bar chart, the highest return for a quarter was 53.68% (quarter ended 12/31/99) and the lowest return for a quarter was -27.42% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/02, the year-to-date return was -1.88%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE CALENDAR YEAR ENDED DECEMBER   PAST ONE    PAST FIVE       SINCE
31, 2001)                                                                YEAR        YEARS      INCEPTION(1)
--------------------------------------------------------------------------------------------
 Aggressive Growth Portfolio                                            -31.70%      7.12%          7.34%
--------------------------------------------------------------------------------------------
 Russell 2000(R) Index(2)                                                 2.49%      7.52%          6.94%
--------------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is June 3, 1996. The since inception return for the comparative index is as of the inception date month end.

(2) The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

--------------------------------------------------------------------------------

                   INTERNATIONAL GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                  [BAR CHART]

1998                                                           10.83%

1999                                                           24.18%

2000                                                            1.16%

2001                                                          -22.24%

During the period shown in the bar chart, the highest return for a quarter was 16.93% (quarter ended 12/31/98) and the lowest return for a quarter was -17.57% (quarter ended 09/30/98). As of the most recent calendar quarter ended 03/31/02, the year-to-date return was 1.48%.
--------------------------------------------------------------------------------

                                                                                 PAST ONE       SINCE
AVERAGE ANNUAL TOTAL RETURNS (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2001)     YEAR      INCEPTION(1)
---------------------------------------------------------------------------------------------------------
 International Growth and Income Portfolio                                        -22.24%        3.12%
---------------------------------------------------------------------------------------------------------
 MSCI EAFE Index(2)                                                               -21.44%       -0.17%
---------------------------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is June 2, 1997. The since inception return for the comparative index is as of the inception date month end.

(2) The Morgan Stanley Capital International (MSCI) Europe, Australia, and Far East (EAFE) Index represents the foreign stocks of 20 countries in Europe, Australia and the Far East.

--------------------------------------------------------------------------------

                           GLOBAL EQUITIES PORTFOLIO
--------------------------------------------------------------------------------

                                  [BAR CHART]

1994                                                           -0.30%

1995                                                           19.16%

1996                                                           14.18%

1997                                                           15.06%

1998                                                           22.86%

1999                                                           30.94%

2000                                                          -17.26%

2001                                                          -18.11%

During the period shown in the bar chart, the highest return for a quarter was 25.50% (quarter ended 12/31/98) and the lowest return for a quarter was -18.20% (quarter ended 09/30/98). As of the most recent calendar quarter ended 03/31/02, the year-to-date return was -1.88%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE CALENDAR YEAR ENDED DECEMBER 31,   PAST ONE    PAST FIVE       SINCE
2001)                                                                        YEAR        YEARS      INCEPTION(1)
----------------------------------------------------------------------------------------------------------------
 Global Equities Portfolio                                                  -18.11%      4.63%          8.10%
----------------------------------------------------------------------------------------------------------------
 MSCI World Index(2)                                                        -16.82%      5.37%          9.50%
----------------------------------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is February 9, 1993. The since inception return for the comparative index is as of the inception date month end.

(2) The Morgan Stanley Capital International (MSCI) World Index measures the performance of companies representative of the market structure of 22 developed market countries in North America, Europe and Asia/Pacific regions.

--------------------------------------------------------------------------------

                           EMERGING MARKETS PORTFOLIO
--------------------------------------------------------------------------------

                                  [BAR CHART]

1998                                                          -24.27%

1999                                                           77.45%

2000                                                          -36.38%

2001                                                           -1.76%

During the period shown in the bar chart, the highest return for a quarter was 38.80% (quarter ended 12/31/99) and the lowest return for a quarter was -22.17% (quarter ended 09/30/98). As of the most recent calendar quarter ended 03/31/02, the year-to-date return was 11.95%.
--------------------------------------------------------------------------------

                                                                                 PAST ONE          SINCE
AVERAGE ANNUAL TOTAL RETURNS (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2001)     YEAR         INCEPTION(1)
------------------------------------------------------------------------------------------------------------
 Emerging Markets Portfolio                                                        -1.76%           -7.47%
------------------------------------------------------------------------------------------------------------
 MSCI Emerging Markets Free Index(2)                                               -2.37%           -8.49%
------------------------------------------------------------------------------------------------------------

(1) Inception date for the Portfolio is June 2, 1997. The since inception return for the comparative index is as of the inception date month end.

(2) The Morgan Stanley Capital International (MSCI) Emerging Markets--Free Index measures the performance of companies representative of the market structure of 25 emerging market countries in Europe, Latin America, and the Pacific basin. The MSCI Emerging Markets Free Index excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners.

--------------------------------------------------------------------------------

                              ACCOUNT INFORMATION
--------------------------------------------------------------------------------

Shares of the Portfolios are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") of Anchor National Life Insurance Company, First SunAmerica Life Insurance Company, AIG Life Insurance Company, American International Life Assurance Company of New York and American General Life Insurance Company (collectively the "Life Companies"), each of which is affiliated with the Trust's investment adviser and manager, SunAmerica Asset Management Corp. ("SAAMCo"). All shares of the Trust are owned by "Separate Accounts" of the Life Companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the Life Companies.

You should be aware that the contracts involve fees and expenses that are not described in this Prospectus, and that the contracts also may involve certain restrictions and limitations. Certain Portfolios may not be available in connection with a particular contract. You will find information about purchasing a Variable Contract and the Portfolios available to you in the prospectus that offers the contracts, which accompanies this Prospectus.

The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through various life insurance companies. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

TRANSACTION POLICIES

VALUATION OF SHARES. The net asset value per share ("NAV") for each Portfolio is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing its net assets by the number of its shares outstanding. Investments for which market quotations are readily available are valued at market. All other securities and assets are valued at "fair value" following procedures approved by the Trustees.

Certain of the Portfolios may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not price its shares. As a result, the value of these Portfolios' shares may change on days when the Trust is not open for purchases or redemptions.

BUY AND SELL PRICES. The Separate Accounts buy and sell shares of a Portfolio at NAV, without any sales or other charges.

EXECUTION OF REQUESTS. The Trust is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after the request is accepted by the Trust. If the order is received by the Trust before the Trust's close of business (generally 4:00 p.m., Eastern time), the order will receive that day's closing price. If the order is received after that time, it will receive the next business day's closing price.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities laws.

DIVIDEND POLICIES AND TAXES

DISTRIBUTIONS. Each Portfolio annually declares and distributes substantially all of its net investment income in the form of dividends and capital gains distributions.

DISTRIBUTION REINVESTMENT. The dividends and distributions will be reinvested automatically in additional shares of the same Portfolio on which they were paid.

TAXABILITY OF A PORTFOLIO. Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

--------------------------------------------------------------------------------

                     MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT STRATEGIES

Each Portfolio has its own investment goal and principal investment strategy for pursuing it as described in the charts beginning on page 3. The charts below summarize information about each Portfolio's investments. We have included a glossary to define the investment and risk terminology used in the charts and throughout this Prospectus. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase under normal market conditions. You should consider your ability to assume the risks involved before investing in a Portfolio through one of the Variable Contracts.


--------------------------------------------------------------------------------------------------------
                                        FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------------------------------
                                             CASH MANAGEMENT                   GLOBAL BOND
--------------------------------------------------------------------------------------------------------
  What are the Portfolio's principal  - Fixed income securities:      - Fixed income securities:
  investments?                          - U.S. treasury bills           - U.S. and non-U.S.
                                        - agency discount notes       government securities
                                        - commercial paper              - investment grade corporate
                                        - corporate debt instruments  bonds
                                      - Short-term investments          - mortgage and asset-backed
                                                                        securities
                                                                      - Short-term investments
                                                                      - Currency transactions
                                                                      - Foreign securities
--------------------------------------------------------------------------------------------------------
  In what other types of investments  N/A                             - Options and futures
  may the Portfolio significantly                                     - Forward commitments
  invest?                                                             - Mortgage, interest-rate and
                                                                      total return swaps
                                                                      - Hybrid instruments
                                                                      - Deferred interest bonds
                                                                      - Inverse floaters
                                                                      - Illiquid securities (up to
                                                                      15%)
                                                                      - Pass-through securities
                                                                      - Borrowing for temporary or
                                                                        emergency purposes (up to
                                                                        33 1/3%)
--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------
                                        FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------------------------------
                                             CASH MANAGEMENT                   GLOBAL BOND
--------------------------------------------------------------------------------------------------------
  What other types of investments     N/A                             - Mortgage dollar rolls
  may the Portfolio use as part of                                    - Zero coupon, deferred
  efficient portfolio management or                                   interest and PIK bonds
  to enhance return?                                                  - Firm commitments and when-
                                                                        issued or
                                                                        delayed -- delivery
                                                                        transactions
                                                                      - Forward commitments
                                                                      - Loan participations
                                                                      - Securities
                                                                      lending (up to 33 1/3%)
                                                                      - Interest rate swaps, caps,
                                                                      floors and collars
--------------------------------------------------------------------------------------------------------
  What risks normally affect the      - Interest rate fluctuations    - Interest rate fluctuations
  Portfolio?                          - Securities selection          - Credit quality
                                                                      - Currency volatility
                                                                      - Derivatives
                                                                      - Market
                                                                       volatility
                                                                      - Non-diversified status
                                                                      - Foreign exposure
                                                                      - Hedging
                                                                      - Securities selection
--------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------
                      BALANCED OR ASSET ALLOCATION PORTFOLIOS
-----------------------------------------------------------------------------------
                                                 SUNAMERICA
                                                  BALANCED        MFS TOTAL RETURN
-----------------------------------------------------------------------------------
 What are the Portfolio's principal          - Equity            - Equity
 investments?                                securities:         securities (at
                                               - common stocks   least 40%, but not
                                             - Fixed income      more than 75%):
                                             securities:           - common stocks
                                               - U.S.              - convertible
                                             government          securities
                                             securities            - rights
                                               - corporate debt  - Fixed income
                                             instruments         securities (at
                                                                 least 25%):
                                                                   - U.S.
                                                                 government
                                                                 securities
                                                                   - pass-through
                                                                 securities
                                                                   - corporate debt
                                                                 instruments
                                                                   - preferred
                                                                 stocks
-----------------------------------------------------------------------------------
 In what other types of investments may the  - Equity            - Foreign
 Portfolio significantly invest?             securities:         securities (up to
                                               - small-cap       20%):
                                             stocks (up to 20%)    - Brady bonds
                                             - Short-term          - depositary
                                             investments         receipts
                                              (up to 10%)          - fixed income
                                             - Defensive         securities (U.S.
                                             investments         dollar
                                             - Foreign           denominated)
                                             securities          - Junk bonds (up
                                             - Illiquid          to 20%)
                                               securities (up    - Securities
                                               to 15%)           lending (up to
                                                                 33 1/3%)
                                                                 - Emerging markets
-----------------------------------------------------------------------------------
 What other types of investments may the     - Options and       - Municipal bonds
 Portfolio use as part of efficient          futures             - Warrants
 portfolio management or to enhance return?  - Currency          - Zero-coupon,
                                             transactions        deferred interest
                                             - Borrowing for     and PIK bonds
                                             temporary or          when-issued and
                                             emergency purposes    delayed-delivery
                                               (up to 33 1/3%)     transactions
                                             - Securities        - Hybrid
                                             lending (up to      instruments
                                             33 1/3%)            - Inverse floaters
                                                                 - Options and
                                                                 futures
                                                                 - Currency
                                                                 transactions
                                                                 - Forward
                                                                 commitments
                                                                 - Registered
                                                                 investment
                                                                 companies
                                                                 - Short-term
                                                                 investments
                                                                 - Loan
                                                                 participations
                                                                 - Equity swaps
-----------------------------------------------------------------------------------
 What risks normally affect the Portfolio?   - Market            - Securities
                                             volatility          selection
                                             - Interest rate     - Market
                                             fluctuations        volatility
                                             - Credit quality    - Foreign exposure
                                             - Currency          - Interest rate
                                             volatility          fluctuations
                                             - Foreign exposure  - Credit quality
                                             - Derivatives       - Active trading
                                             - Hedging           - Prepayment
-----------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
                                                        EQUITY PORTFOLIOS
---------------------------------------------------------------------------------------------------------------------------------
                                                  GROWTH-INCOME                              DAVIS VENTURE VALUE
---------------------------------------------------------------------------------------------------------------------------------
  What are the Portfolio's         - Equity securities:                          - Equity securities:
  principal investments?             - large-cap stocks                            - large-cap stocks
                                     - mid-cap stocks
---------------------------------------------------------------------------------------------------------------------------------
  In what other types of           - Foreign securities                          - Mid-cap stocks
  investments may the Portfolio     (up to 25%)                                  - Foreign securities
  significantly invest?
---------------------------------------------------------------------------------------------------------------------------------
  What other types of investments  - Short-term investments                      - Short-term investments
  may the Portfolio use as part    - Defensive investments                       - Defensive investments
  of efficient portfolio           - Borrowing for temporary or emergency        - U.S. government securities
  management or to enhance         purposes
  return?                           (up to 33 1/3%)
                                   - Options and futures
---------------------------------------------------------------------------------------------------------------------------------
  What risks normally affect the   - Market volatility                           - Market volatility
  Portfolio?                       - Securities selection                        - Securities selection
                                   - Active trading
                                   - Growth stocks
---------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------
                        EQUITY PORTFOLIOS
-----------------------------------------------------------------
                     ALLIANCE GROWTH    MFS GROWTH AND INCOME
-----------------------------------------------------------------
 What are the       - Equity            - Equity securities
 Portfolio's        securities:          (at least 65%):
 principal            - large-cap         - common stocks
 investments?           stocks            - convertible
                                        securities
                                        - Fixed income
                                        securities:
                                          - preferred stocks
                                        - Foreign securities:
                                          - depositary
                                        receipts
-----------------------------------------------------------------
 In what other      - Foreign           - Foreign securities
 types of           securities           (up to 20%)
 investments may     (up to 25%)        - Securities lending
 the Portfolio                           (up to 33 1/3%)
 significantly
 invest?
-----------------------------------------------------------------
 What other types   - Short-term        - Warrants
 of investments     investments         - Zero-coupon,
 may the Portfolio  - Defensive         deferred interest and
 use as part of     investments         PIK bonds
 efficient          - Borrowing for     - Short sales
 portfolio          temporary or        - when issued and
 management or to   emergency purposes  delayed-delivery
 enhance return?    (up to 33 1/3%)     transactions
                    - Options and       - Futures
                      futures           - Currency
                                        transactions
                                        - Forward commitments
                                        - Registered
                                        investment companies
                                        - Short-term
                                        investments
                                        - Rights
                                        - Emerging markets
-----------------------------------------------------------------
 What risks         - Market            - Market volatility
 normally affect    volatility          - Securities
 the Portfolio?     - Securities        selection
                    selection           - Medium sized
                    - Active trading    companies
                    - Growth stocks     - Growth stocks
-----------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
                                                   EQUITY PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------
                                                   PUTNAM GROWTH                        BLUE CHIP GROWTH
-----------------------------------------------------------------------------------------------------------------------
  What are the Portfolio's principal   - Equity securities                    - Equity securities:
  investments?                                                                  - large-cap stocks
                                                                                - mid-cap stocks
-----------------------------------------------------------------------------------------------------------------------
  In what other types of investments   N/A                                    - Small-cap stocks
  may the Portfolio significantly                                             - Foreign securities
  invest?
-----------------------------------------------------------------------------------------------------------------------
  What other types of investments may  - Short-term investments               - Short-term investments
  the Portfolio use as part of         - Currency transactions                 (up to 10%)
  efficient portfolio management or    - Defensive investments                - Defensive instruments
  to enhance return?                   - Borrowing for temporary or           - Options and futures
                                       emergency purposes                     - Borrowing for temporary or
                                       - Options and futures                  emergency purposes
                                       - Warrants                              (up to 33 1/3%)
                                       - Hybrid instruments                   - Securities lending
                                                                               (up to 33 1/3%)
-----------------------------------------------------------------------------------------------------------------------
  What risks normally affect the       - Market volatility                    - Market volatility
  Portfolio?                           - Securities selection                 - Securities selection
                                       - Growth stocks                        - Active trading
                                                                              - Interest rate fluctuation
                                                                              - Growth stocks
-----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
                                                   EQUITY PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------
                                                MFS MID-CAP GROWTH                      AGGRESSIVE GROWTH
-----------------------------------------------------------------------------------------------------------------------
  What are the Portfolio's principal   - Equity securities:                   - Equity securities:
  investments?                           - common stocks                        - small-cap stocks
                                         - mid-cap stocks                       - mid-cap stocks
                                         - convertible securities               - convertible securities
                                       - Fixed income securities:               - warrants
                                         - preferred stocks                   - Defensive investments
                                       - Foreign securities:                  - Options and futures
                                         - depositary receipts
-----------------------------------------------------------------------------------------------------------------------
  In what other types of investments   - Foreign securities                   - Large-cap stocks
  may the Portfolio significantly       (up to 20%)
  invest?                              - Junk bonds
                                        (up to 10%)
                                       - Securities lending
                                        (up to 33 1/3%)
-----------------------------------------------------------------------------------------------------------------------
  What other types of investments may  - Warrants                             - Borrowing for temporary or
  the Portfolio use as part of         - Rights                               emergency purposes
  efficient portfolio management or    - Corporate debt instruments            (up to 33 1/3%)
  to enhance return?                   - U.S. Government securities           - Options and futures
                                       - Zero-coupon, deferred interest and   - Illiquid securities
                                       PIK bonds                               (up to 15%)
                                       - Short sales                          - Short-term investments
                                       - When issued and delayed-delivery
                                         transactions
                                       - Options and futures
                                       - Currency transactions
                                       - Forward commitments
                                       - Registered investment companies
                                       - Short-term investments
-----------------------------------------------------------------------------------------------------------------------
  What risks normally affect the       - Market volatility                    - Market volatility
  Portfolio?                           - Securities selection                 - Securities selection
                                       - Medium sized companies               - Illiquidity
                                       - Foreign exposure                     - Interest rate fluctuations
                                       - Emerging markets                     - Small and medium sized companies
                                       - Growth stocks                        - Credit quality
                                       - Non-diversified status               - Derivatives
                                       - Active trading                       - Hedging
                                                                              - Emerging markets
                                                                              - Growth stocks
                                                                              - Active trading
                                                                              - Technology sector
-----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                               INTERNATIONAL PORTFOLIOS
----------------------------------------------------------------------------------------------------------------------
                              INTERNATIONAL GROWTH AND
                                       INCOME                   GLOBAL EQUITIES             EMERGING MARKETS
----------------------------------------------------------------------------------------------------------------------
  What are the Portfolio's   - Equity securities:         - Equity securities:         - Equity securities:
  principal investments?       - large-cap stocks           - large-cap stocks           - small-cap stocks
                             (foreign)                      - mid-cap stocks             - mid-cap stocks
                             - Foreign securities         - Foreign securities         - Foreign securities
----------------------------------------------------------------------------------------------------------------------
  In what other types of     - Equity securities:         N/A                          - Hybrid instruments
  investments may the          - mid-cap stocks                                        - Equity swaps
  Portfolio significantly    (foreign)
  invest?                    - Foreign securities:
                               - emerging markets
----------------------------------------------------------------------------------------------------------------------
  What other types of        - Equity securities:         - Short-term investments     N/A
  investments may the          - small-cap stocks         - Currency transactions
  Portfolio use as part of   (foreign)                    - Defensive investments
  efficient portfolio          - large-cap stocks (U.S.)  - Borrowing for temporary
  management or to enhance   - Currency transactions      or emergency purposes (up
  return?                    - Short-term investments     to 33 1/3%)
                             - Hybrid instruments         - Options and futures
                             - Equity swaps
----------------------------------------------------------------------------------------------------------------------
  What risks normally        - Currency volatility        - Market volatility          - Currency volatility
  affect the Portfolio?      - Foreign exposure           - Securities selection       - Foreign exposure
                             - Market volatility          - Active trading             - Emerging markets
                             - Securities selection       - Currency volatility        - Growth stocks
                             - Hedging                    - Foreign exposure           - Market volatility
                             - Growth stocks              - Growth stocks              - Securities selection
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

INVESTMENT TERMINOLOGY

BORROWING FOR TEMPORARY OR EMERGENCY PURPOSES involves the borrowing of cash or securities by a Portfolio in limited circumstances, including to meet redemptions. Borrowing will cost a Portfolio interest expense and other fees. Borrowing may exaggerate changes in a Portfolio's net asset value and the cost may reduce a Portfolio's return.

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to enhance returns.

DEFENSIVE INVESTMENTS include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio may make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

EQUITY SECURITIES, such as COMMON STOCKS, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as CONVERTIBLE PREFERRED STOCK, CONVERTIBLE BONDS, WARRANTS and RIGHTS, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

     - LARGE-CAP STOCKS are common stocks of large companies that generally have market capitalizations of over $8.70 billion or higher as of January 31, 2002, although there may be some overlap among capitalization categories. Market capitalization categories may change based on market conditions or changes in market capitalization classifications as defined by agencies such as Standard & Poor's (S&P), the Frank Russell Company (Russell), Morningstar, Inc. (Morningstar) or Lipper, Inc. (Lipper).

     - MID-CAP STOCKS are common stocks of medium sized companies that generally have market capitalizations ranging from $1.35 billion to $8.70 billion or higher as of January 31, 2002, although there may be some overlap among capitalization categories. Market capitalization categories may change based on market conditions or changes in market capitalization classifications as defined by agencies such as S&P, Russell, Morningstar or Lipper. With respect to the MFS MID-CAP GROWTH PORTFOLIO, the Subadviser will consider companies with market capitalizations equaling or exceeding $250 million but not exceeding the top range of the Russell MidCap(TM) Growth Index to be medium sized companies.

     - SMALL-CAP STOCKS are common stocks of small companies that generally have market capitalizations of $1.35 billion or less, although there may be some overlap among capitalization categories. Market capitalization categories may change based on market conditions or changes in market capitalization classifications as defined by agencies such as S&P, Russell, Morningstar, or Lipper.

     - CONVERTIBLE SECURITIES are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

     - WARRANTS are rights to buy common stock of a company at a specified price during the life of the warrant.

     - RIGHTS represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

EQUITY SWAPS allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment.

FIRM COMMITMENT AGREEMENTS and WHEN-ISSUED or DELAYED-DELIVERY TRANSACTIONS call for the purchase or sale of securities at an agreed-upon price on a specified future date. At the time of delivery of the securities, the value may be more or less than the purchase price.

FIXED INCOME SECURITIES are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a SENIOR FIXED INCOME SECURITY is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

     - U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

     - CORPORATE DEBT INSTRUMENTS (BONDS, NOTES AND DEBENTURES) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.

     - An INVESTMENT GRADE FIXED INCOME SECURITY is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Adviser or Subadviser). The two best-known debt rating agencies are S&P and Moody's Investors Service, Inc. ("Moody's"). INVESTMENT GRADE refers to any security rated "BBB" or above by S&P or "Baa" or above by Moody's.

     - A JUNK BOND is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

     - PASS-THROUGH SECURITIES involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities, and asset-backed securities.

     - PREFERRED STOCKS receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

     - ZERO-COUPON BONDS, DEFERRED INTEREST BONDS AND PIK BONDS. Zero coupon and deferred interest bonds are debt obligations issued or purchased at a significant discount from face value. A step-coupon bond is one in which a change in interest rate is fixed contractually in advance. Payable-in-kind ("PIK") bonds are debt obligations that provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations.

FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies ("PFICs"), American Depositary Receipts ("ADRs") or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). An EMERGING MARKET country is generally one with a low or middle income or economy or that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by Adviser or Subadviser.

FORWARD COMMITMENTS are commitments to purchase or sell securities at a future date. A Portfolio purchasing a forward commitment assumes the risk of any decline in value of the securities beginning on the date of the agreement. Similarly, a Portfolio selling such securities does not participate in further gains or losses on the date of the agreement.

HYBRID INSTRUMENTS, such as INDEXED (i.e., Standard and Poor's Depositary Receipts ("SPDRs") and iShares(SM)) STRUCTURED SECURITIES and other EXCHANGE TRADED FUNDS, can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.

ILLIQUID/RESTRICTED SECURITIES are subject to legal or contractual restrictions that may make them difficult to sell. A security that cannot easily be sold within seven days will generally be considered illiquid. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.

INTEREST RATE SWAPS, CAPS, FLOORS AND COLLARS. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

INVERSE FLOATERS are leveraged inverse floating rate debt instruments. The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of a Portfolio's 15% limitation on investments in such securities.

LOAN PARTICIPATIONS are investments in which a Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

MORTGAGE SWAPS are similar to interest-rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, upon which the value of the interest payments is based, is tied to a reference pool or pools of mortgages.

OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price.

REGISTERED INVESTMENT COMPANIES are investments by a Portfolio in other investment companies which are registered in accordance with the federal securities laws.

ROLL TRANSACTIONS involve the sale of mortgage or other asset-backed securities ("roll securities") with the commitment to purchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date.

SECURITIES LENDING involves a loan of securities by a Portfolio in exchange for cash or collateral. A Portfolio earns interest on the loan while retaining ownership of the security.

SHORT SALES involve the selling of a security which the Portfolio does not own in anticipation of a decline in the market value of the security. In such transactions the Portfolio borrows the security for delivery to the buyer and must eventually replace the borrowed security for return to the lender. The Portfolio bears the risk that price at the time of replacement may be greater than the price at which the security was sold. A short sale is "against the box" to the extent that a Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses.

TOTAL RETURN SWAPS are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component.

RISK TERMINOLOGY

ACTIVE TRADING: A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights" section we provide each Portfolio's portfolio turnover rate for each of the last five fiscal years.

CREDIT QUALITY: The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue JUNK BONDS. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

CURRENCY VOLATILITY: The value of a Portfolio's foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio's non-U.S. dollar denominated securities.

DERIVATIVES: A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (i.e., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed "over the counter" markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in this glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an EMERGING MARKET. Historically, the markets of EMERGING MARKET countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

GROWTH STOCKS: Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

HEDGING: Hedging is a strategy in which a Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

ILLIQUIDITY: There may not be a market for certain securities making it difficult or impossible to sell at the time and the price that the seller would like.

INTEREST RATE FLUCTUATIONS: The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

NON-DIVERSIFIED STATUS: Portfolios registered as "non-diversified" investment companies can invest a larger portion of their assets in the stock of a single company than can diversified investment companies, and thus they can concentrate in a smaller number of securities. A non-diversified investment company's risk may increase because the effect of each security on the Portfolio's performance is greater.

PREPAYMENT: Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Portfolio may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by a Portfolio may exhibit price characteristics of longer-term debt securities.

SECTOR RISK: Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As a Portfolio allocates more of its portfolio holdings to a particular sector, the Portfolio's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

SMALL AND MEDIUM SIZED COMPANIES: Companies with smaller market capitalizations (particularly under $1.35 billion) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies.

TECHNOLOGY SECTOR: There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the price of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers, bears an additional risk that economic events may affect a substantial portion of the Portfolio's investments. In addition, at times, equity securities of technology-related issuers may underperform relative to other sectors.

--------------------------------------------------------------------------------

                                   MANAGEMENT
--------------------------------------------------------------------------------

INFORMATION ABOUT THE INVESTMENT ADVISER AND MANAGER

SunAmerica Asset Management Corp. ("SAAMCo") serves as investment adviser and manager for all the Portfolios of the Trust. SAAMCo selects the Subadvisers for Portfolios, manages the investments for certain Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio.

SAAMCo has received an exemptive order from the Securities and Exchange Commission that permits SAAMCo, subject to certain conditions, to enter into agreements relating to the Trust with Subadvisers approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SAAMCo, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for new or existing Portfolios, change the terms of particular agreements with Subadvisers or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any Subadviser changes. Shareholders of a Portfolio have the right to terminate an agreement with a Subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio.

SAAMCo, located at The SunAmerica Center, 733 Third Avenue, New York, NY 10017, is a corporation organized under the laws of the state of Delaware. In addition to serving as investment adviser and manager of the Trust, SAAMCo serves as adviser, manager and/or administrator for Anchor Pathway Fund, Anchor Series Trust, Brazos Mutual Funds, Seasons Series Trust, SunAmerica Style Select Series, Inc., SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Strategic Investment Series, Inc., VALIC Company I and VALIC Company II.

For the fiscal year ended January 31, 2002, each Portfolio paid SAAMCo a fee equal to the following percentage of average daily net assets:

                  PORTFOLIO                              FEE
                  ---------                              ---
Cash Management Portfolio....................            0.48%
Global Bond Portfolio........................            0.68%
SunAmerica Balanced Portfolio................            0.60%
MFS Total Return Portfolio...................            0.66%
Growth-Income Portfolio......................            0.53%
Davis Venture Value Portfolio................            0.71%
Alliance Growth Portfolio....................            0.60%
MFS Growth and Income Portfolio..............            0.70%
Putnam Growth Portfolio......................            0.77%
Blue Chip Growth Portfolio...................            0.70%
MFS Mid-Cap Growth Portfolio.................            0.75%
Aggressive Growth Portfolio..................            0.68%
International Growth and Income Portfolio....            0.95%
Global Equities Portfolio....................            0.72%
Emerging Markets Portfolio...................            1.25%

INFORMATION ABOUT THE SUBADVISERS

ALLIANCE CAPITAL MANAGEMENT L.P. (Alliance) is a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, NY 10105. Alliance is a leading international investment adviser that manages retirement assets for many of the largest U.S. public and private employee benefit plans (including 41 of the Fortune 100 companies), endowments, foundations, banks, insurance companies and high net worth individuals worldwide. Alliance is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. As of December 31, 2001, Alliance had approximately $455 billion in assets under management.

BANC OF AMERICA CAPITAL MANAGEMENT, LLC (BACAP) is located at One Bank of America Plaza, Charlotte, NC 28255. BACAP and its affiliates, dedicated to providing responsible investment management and superior service, manage money for foundations, universities, corporation, institutions and individuals. As of December 31, 2001, BACAP had over $664 billion in assets under management.

DAVIS SELECTED ADVISERS, L.P. D/B/A DAVIS ADVISORS (Davis) is located at 2949 East Elvira Road, Suite 101, Tucson, AZ 85706. Davis provides advisory services to other investment companies. The Subadvisory Agreement with Davis provides that Davis may delegate any of its responsibilities under the agreement to one of its affiliates, including Davis Selected Advisers -- NY, Inc., a wholly-owned subsidiary; however, Davis remains ultimately responsible (subject to supervision by SAAMCo) for the assets of the Portfolios allocated to it. As of December 31, 2001, Davis had approximately $41.8 billion in assets under management.

GOLDMAN SACHS ASSET MANAGEMENT (GSAM), a business unit of the Investment Management Division of Goldman, Sachs & Co. (Goldman Sachs), is located at 32 Old Slip, New York, NY 10005. Goldman Sachs registered as an investment adviser in 1981. GSAM serves a wide range of clients including private and public pension funds, endowments, foundations, banks, thrifts, insurance companies, corporations, and private investors and family groups. The asset management services are divided into the following areas: institutional fixed income investment management; global currency management; institutional equity investment management; fund management; money market mutual fund management and administration; and private asset management. As of December 31, 2001, GSAM and GSAM-International had approximately $329.6 billion in assets under management.

GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL (GSAM-International), an affiliate of Goldman Sachs, is located at Procession House, 55 Ludgate Hill, London EC4M7JW, England. GSAM-International has been a member of the Investment Management Regulatory Organization Limited, a United Kingdom self-regulatory organization, since 1990 and a registered investment adviser since 1991. In performing their subadvisory services, GSAM and GSAM-International, while remaining ultimately responsible for the management of the Portfolio, are able to draw upon the research and expertise of their affiliate offices, for portfolio decisions and management with respect to certain portfolio securities. As of December 31, 2001, GSAM and GSAM-International had approximately $329.6 billion in assets under management.

MASSACHUSETTS FINANCIAL SERVICES COMPANY (MFS) is America's oldest mutual fund organization and, with its predecessor organizations, has a history of money management dating from 1924 and the founding of the first mutual fund in the United States. MFS is located at 500 Boylston Street, Boston, MA 02116. As of December 31, 2001, MFS had approximately $137 billion in assets under management.

PUTNAM INVESTMENT MANAGEMENT, LLC (Putnam), is a Delaware limited liability company with principal offices at One Post Office Square, Boston, MA 02109. Putnam has been managing mutual funds since 1937 and serves as investment adviser to the funds in the Putnam Family. As of December 31, 2001, Putnam had approximately $314.6 billion in assets under management.

SAAMCo compensated the various Subadvisers out of the advisory fees that it received from the respective Portfolios. SAAMCo may terminate any agreement with another Subadviser without shareholder approval.

PORTFOLIO MANAGEMENT

The primary investment manager(s) and/or management team(s) for each Portfolio is set forth in the following table.

----------------------------------------------------------------------------------------------------------------
         PORTFOLIO                                               NAME AND TITLE OF              EXPERIENCE
                                        ADVISER/              PORTFOLIO MANAGER (AND/
                                       SUBADVISER               OR MANAGEMENT TEAM)
----------------------------------------------------------------------------------------------------------------
 Cash Management Portfolio     BACAP                         - Money Market Management    N/A
                                                               Team
----------------------------------------------------------------------------------------------------------------
 Global Bond Portfolio         GSAM-International            - Andrew F. Wilson           Mr. Wilson joined
                                                              Managing Director and       GSAM-International in
                                                             Senior Portfolio Manager     December 1995 as an
                                                                                          Executive Director and
                                                                                          portfolio manager.
                                                                                          Prior to his current
                                                                                          position, he spent
                                                                                          three years as an
                                                                                          Assistant Director at
                                                                                          Rothschild Asset
                                                                                          Management, where he
                                                                                          was responsible for
                                                                                          managing global and
                                                                                          international bond
                                                                                          portfolios with
                                                                                          specific focus on the
                                                                                          U.S., Canadian,
                                                                                          Australian and
                                                                                          Japanese economies.
                                                             - James Cielinski            Mr. Cielinski joined
                                                              Executive Director and      GSAM-International in
                                                             Senior Portfolio Manager     1998 as a portfolio
                                                                                          manager. Prior to his
                                                                                          current position, he
                                                                                          spent five years at
                                                                                          Utah Retirement
                                                                                          Systems, where he
                                                                                          managed the fixed
                                                                                          income group.
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
         PORTFOLIO                                               NAME AND TITLE OF              EXPERIENCE
                                        ADVISER/              PORTFOLIO MANAGER (AND/
                                       SUBADVISER               OR MANAGEMENT TEAM)
----------------------------------------------------------------------------------------------------------------
 Global Bond Portfolio         GSAM-International            - Philip Moffitt             Mr. Moffitt joined
 (continued)                                                 Executive Director, Senior   GSAM-International in
                                                             Currency Portfolio Manager   1999 as a portfolio
                                                             and Senior Portfolio         manager. Prior to his
                                                             Manager                      current position, he
                                                                                          worked for three years
                                                                                          as a proprietary
                                                                                          trader for Tokai Asia
                                                                                          Ltd. in Hong Kong.
                                                                                          Before that, Mr.
                                                                                          Moffitt spent ten
                                                                                          years with Bankers
                                                                                          Trust Asset Management
                                                                                          in Australia, where he
                                                                                          was a Managing
                                                                                          Director responsible
                                                                                          for all active global
                                                                                          fixed income funds as
                                                                                          well as a member of
                                                                                          the Asset Allocation
                                                                                          Committee.
                                                             - Iain Lindsay               Mr. Lindsay joined
                                                              Executive Director and      GSAM-International in
                                                             Portfolio Manager            2001 as an Executive
                                                                                          Director and portfolio
                                                                                          manager. Prior to
                                                                                          that, he was a
                                                                                          portfolio
                                                                                          manager/product
                                                                                          manager at JP Morgan
                                                                                          Investment Management
                                                                                          from March 2000 to
                                                                                          June 2001. Before
                                                                                          that, he headed the
                                                                                          capital market
                                                                                          strategy team at Bank
                                                                                          of Montreal in London
                                                                                          from November 1997 to
                                                                                          September 1999 and was
                                                                                          a senior fixed-income
                                                                                          strategist with Credit
                                                                                          Lyonnais in Paris from
                                                                                          May 1994 to November
                                                                                          1997.
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
         PORTFOLIO                                               NAME AND TITLE OF              EXPERIENCE
                                        ADVISER/              PORTFOLIO MANAGER (AND/
                                       SUBADVISER               OR MANAGEMENT TEAM)
----------------------------------------------------------------------------------------------------------------
 Global Bond Portfolio         GSAM-International            - Paul Marson                Mr. Marson joined
 (continued)                                                 Executive Director and       GSAM-International in
                                                             Senior Portfolio Manager     2000 as a senior
                                                                                          portfolio manager.
                                                                                          Prior to his current
                                                                                          position, he spent
                                                                                          five years at JP
                                                                                          Morgan as a senior
                                                                                          portfolio manager and
                                                                                          member of the Global
                                                                                          Macro Strategy Team.
                                                             - Kevin Zhao                 Mr. Zhao, an Executive
                                                              Executive Director and      Director and Portfolio
                                                             Portfolio Manager            Manager, joined GSAM-
                                                                                          International in
                                                                                          December 1994 as an
                                                                                          associate and
                                                                                          portfolio manager. He
                                                                                          became an Executive
                                                                                          Director in 1996.
----------------------------------------------------------------------------------------------------------------
 SunAmerica Balanced           SAAMCo                        - Francis D. Gannon          Mr. Gannon has been a
 Portfolio                                                    Senior Vice President and   portfolio manager with
                                                             Portfolio Manager            SAAMCo since 1996. He
                                                                                          joined SAAMCo in 1993
                                                                                          as an equity analyst.
----------------------------------------------------------------------------------------------------------------
 MFS Total Return Portfolio    MFS                           - David M. Calabro           Mr. Calabro joined MFS
                                                              Senior Vice President and   in 1992 as a Vice
                                                             Portfolio Manager            President and equity
                                                                                          analyst. He became a
                                                                                          portfolio manager in
                                                                                          1993 and was promoted
                                                                                          to Senior Vice
                                                                                          President in 1998.
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
         PORTFOLIO                                               NAME AND TITLE OF              EXPERIENCE
                                        ADVISER/              PORTFOLIO MANAGER (AND/
                                       SUBADVISER               OR MANAGEMENT TEAM)
----------------------------------------------------------------------------------------------------------------
 MFS Total Return Portfolio    MFS                           - David S. Kennedy           Mr. Kennedy, the
 (continued)                                                 Senior Vice President and    manager of the
                                                             Portfolio Manager            Portfolio's fixed
                                                                                          income securities,
                                                                                          joined MFS in 2000 as
                                                                                          a Senior Vice
                                                                                          President and
                                                                                          Portfolio Manager.
                                                                                          Prior to joining MFS,
                                                                                          Mr. Kennedy was a
                                                                                          fixed income portfolio
                                                                                          manager and research
                                                                                          analyst with Harbor
                                                                                          Capital Management
                                                                                          Company from 1994 to
                                                                                          2000.
                                                             - Constantinos G. Mokas      Mr. Mokas, manager of
                                                              Senior Vice President and   the Portfolio's equity
                                                             Portfolio Manager            portion, joined MFS in
                                                                                          1990 as a research
                                                                                          analyst. He was
                                                                                          promoted to Assistant
                                                                                          Vice President in
                                                                                          1994, Vice President
                                                                                          in 1996 and portfolio
                                                                                          manager in 1998.
                                                             - Lisa B. Nurme              Ms. Nurme, a manager
                                                              Senior Vice President and   of the Portfolio's
                                                             Portfolio Manager            equity portion, became
                                                                                          a portfolio manager in
                                                                                          1995 and was promoted
                                                                                          to Senior Vice
                                                                                          President in 1998.
                                                             - Kenneth J. Enright         Mr. Enright, a manager
                                                                Senior Vice President     of the Portfolio's
                                                               and Portfolio Manager      equity portion, joined
                                                                                          MFS in 1986 as a
                                                                                          research analyst. He
                                                                                          became an Assistant
                                                                                          Vice President in
                                                                                          1987, Vice President
                                                                                          in 1988, portfolio
                                                                                          manager in 1993 and
                                                                                          Senior Vice President
                                                                                          in 1999.
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
         PORTFOLIO                                               NAME AND TITLE OF              EXPERIENCE
                                        ADVISER/              PORTFOLIO MANAGER (AND/
                                       SUBADVISER               OR MANAGEMENT TEAM)
----------------------------------------------------------------------------------------------------------------
 Growth-Income Portfolio       Alliance                      - Michael R. Baldwin         Mr. Baldwin joined the
                                                             Portfolio Manager and        company in 1989 as a
                                                             Senior Vice President        research analyst. He
                                                                                          became a portfolio
                                                                                          manager in 1991 and
                                                                                          was promoted to Senior
                                                                                          Vice President and
                                                                                          Associate Director of
                                                                                          Research in 1996.
----------------------------------------------------------------------------------------------------------------
 Davis Venture Value           Davis                         - Christopher C. Davis       Mr. Davis has been
 Portfolio                                                    Portfolio Manager           employed by Davis
                                                                                          since 1989 as a
                                                                                          research analyst,
                                                                                          assistant portfolio
                                                                                          manager, co-portfolio
                                                                                          manager, and portfolio
                                                                                          manager.
                                                             - Kenneth C. Feinberg        Mr. Feinberg has been
                                                              Portfolio Manager           employed by Davis
                                                                                          since 1994 as a
                                                                                          research analyst,
                                                                                          assistant portfolio
                                                                                          manager, and portfolio
                                                                                          manager.
----------------------------------------------------------------------------------------------------------------
 Alliance Growth Portfolio     Alliance                      - James G. Reilly            Mr. Reilly joined the
                                                              Executive Vice President    company in 1984 as a
                                                             and Portfolio Manager        research analyst. He
                                                                                          became a portfolio
                                                                                          manager in 1993 and
                                                                                          was promoted to an
                                                                                          Executive Vice
                                                                                          President in 1999.
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
         PORTFOLIO                                               NAME AND TITLE OF              EXPERIENCE
                                        ADVISER/              PORTFOLIO MANAGER (AND/
                                       SUBADVISER               OR MANAGEMENT TEAM)
----------------------------------------------------------------------------------------------------------------
 MFS Growth and Income         MFS                           - John D. Laupheimer, Jr.    Mr. Laupheimer joined
 Portfolio                                                     Senior Vice President and  MFS in 1981 as a
                                                               Portfolio Manager          research analyst. He
                                                                                          became an Investment
                                                                                          Officer in 1988,
                                                                                          Assistant Vice
                                                                                          President in 1984,
                                                                                          Vice President in
                                                                                          1986, portfolio
                                                                                          manager in 1987,
                                                                                          Senior Vice President
                                                                                          in 1995 and Director
                                                                                          of Equity Research in
                                                                                          1999.
                                                             - Mitchell D. Dynan          Mr. Dynan joined MFS
                                                              Senior Vice President and   in 1986 as a research
                                                             Portfolio Manager            analyst. He became an
                                                                                          Assistant Vice
                                                                                          President in 1987,
                                                                                          Vice President in
                                                                                          1988, portfolio
                                                                                          manager in 1995 and
                                                                                          Senior Vice President
                                                                                          in 1999.
----------------------------------------------------------------------------------------------------------------
 Putnam Growth Portfolio       Putnam                        - C. Beth Cotner             Ms. Cotner joined the
                                                              Managing Director and       company in 1995 as
                                                             Chief Investment Officer     Senior Vice President
                                                                                          and Senior Portfolio
                                                                                          Manager. Prior to that
                                                                                          time, she was an
                                                                                          Executive Vice
                                                                                          President of Kemper
                                                                                          Financial Services
                                                                                          from 1984 to 1995.
                                                             - Richard England            Mr. England joined the
                                                              Senior Vice President and   company in 1992 as a
                                                             Senior Portfolio Manager     Global Equity Analyst.
                                                                                          In 1994, he was
                                                                                          promoted to Associate
                                                                                          Director of Research
                                                                                          and then joined the
                                                                                          Growth Equity Team in
                                                                                          1996 as a Senior
                                                                                          Portfolio Manager.
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
         PORTFOLIO                                               NAME AND TITLE OF              EXPERIENCE
                                        ADVISER/              PORTFOLIO MANAGER (AND/
                                       SUBADVISER               OR MANAGEMENT TEAM)
----------------------------------------------------------------------------------------------------------------
 Putnam Growth Portfolio       Putnam                        - Manuel H. Weiss            Mr. Weiss joined the
 (continued)                                                 Senior Vice President and    company in 1987 as a
                                                             Senior Portfolio Manager     portfolio manager to
                                                                                          head the quantitative
                                                                                          effort in the
                                                                                          development of the
                                                                                          Core Growth Equity
                                                                                          product.
                                                             - David J. Santos            Mr. Santos joined the
                                                              Senior Vice President and   company in 1986 as a
                                                             Portfolio Manager            Pricing Operations
                                                                                          Manager and moved to
                                                                                          the investment
                                                                                          management side in
                                                                                          1991. He became a
                                                                                          portfolio manager in
                                                                                          1992.
----------------------------------------------------------------------------------------------------------------
 Blue Chip Growth Portfolio    SAAMCo                        - Francis D. Gannon          Mr. Gannon has been a
                                                              Senior Vice President and   portfolio manager with
                                                             Portfolio Manager            SAAMCo since 1996. He
                                                                                          joined SAAMCo in 1993
                                                                                          as an equity analyst.
----------------------------------------------------------------------------------------------------------------
 MFS Mid-Cap Growth            MFS                           - Mark Regan                 Mr. Regan joined MFS
 Portfolio                                                    Senior Vice President and   as a research analyst
                                                             Portfolio Manager            in 1989. He was named
                                                                                          investment officer in
                                                                                          1990, Assistant Vice
                                                                                          President in 1991,
                                                                                          Vice President in
                                                                                          1992, portfolio
                                                                                          manager in 1998 and
                                                                                          Senior Vice President
                                                                                          in 1999.
                                                             - David E. Sette-Ducati      Mr. Sette-Ducati
                                                              Senior Vice President and   joined MFS in 1995 as
                                                             Portfolio Manager            a research analyst. He
                                                                                          became an Investment
                                                                                          Officer in 1997, Vice
                                                                                          President in 1999,
                                                                                          portfolio manager in
                                                                                          February 2000 and
                                                                                          Senior Vice President
                                                                                          in March 2001.
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
         PORTFOLIO                                               NAME AND TITLE OF              EXPERIENCE
                                        ADVISER/              PORTFOLIO MANAGER (AND/
                                       SUBADVISER               OR MANAGEMENT TEAM)
----------------------------------------------------------------------------------------------------------------
 Aggressive Growth Portfolio   SAAMCo                        - Donna M. Calder            Ms. Calder joined the
                                                             Senior Vice President and    firm in 1998 as a Vice
                                                             Portfolio Manager            President and
                                                                                          portfolio manager and
                                                                                          was named Senior Vice
                                                                                          President in February
                                                                                          2001. Prior to joining
                                                                                          SAAMCo, she was the
                                                                                          founder and General
                                                                                          Partner of Manhattan
                                                                                          Capital Partners, L.P.
                                                                                          from 1991 to 1995.
----------------------------------------------------------------------------------------------------------------
 International Growth and      Putnam                        - Colin Moore                Mr. Moore, who joined
 Income Portfolio                                             Chief Investment Officer    Putnam in 2000, is
                                                             and Managing Director        Managing Director and
                                                                                          Chief Investment
                                                                                          Officer of the Global
                                                                                          Value Equity Group. He
                                                                                          is also a member of
                                                                                          Putnam's Executive
                                                                                          Committee. Prior to
                                                                                          joining Putnam, he was
                                                                                          Chief Investment
                                                                                          Officer at Rockefeller
                                                                                          & Co., Inc. from 1993
                                                                                          to 2000.
----------------------------------------------------------------------------------------------------------------
 Global Equities Portfolio     Alliance                      - Stephen Beinhacker         Mr. Beinhacker joined
                                                              Portfolio Manager,          the company in 1992 as
                                                             Director and Senior Vice     Director of
                                                             President                    International
                                                                                          Quantitative Stock
                                                                                          Analysis and portfolio
                                                                                          manager. He was
                                                                                          promoted to Senior
                                                                                          Vice President in
                                                                                          1998.
----------------------------------------------------------------------------------------------------------------
 Emerging Markets Portfolio    Putnam                        - Thomas R. Haslett          Mr. Haslett joined
                                                              Managing Director, Chief    Putnam as Managing
                                                             Investment Officer and Co-   Director, Chief
                                                             Portfolio Manager            Investment Officer and
                                                                                          portfolio manager in
                                                                                          1996. He was a
                                                                                          Managing Director of
                                                                                          Montgomery Asset
                                                                                          Management, Ltd. from
                                                                                          1992 to 1996.
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
         PORTFOLIO                                               NAME AND TITLE OF              EXPERIENCE
                                        ADVISER/              PORTFOLIO MANAGER (AND/
                                       SUBADVISER               OR MANAGEMENT TEAM)
----------------------------------------------------------------------------------------------------------------
 Emerging Markets Portfolio    Putnam                        - J. Peter Grant             Mr. Grant joined
 (continued)                                                 Senior Vice President and    Putnam in 1973 as a
                                                             Co-Portfolio Manager         Vice President and
                                                                                          research analyst. He
                                                                                          became a portfolio
                                                                                          manager in 1974 and a
                                                                                          Senior Vice President
                                                                                          in 1997.
                                                             - Steve Oler                 Mr. Oler joined Putnam
                                                              Senior Vice President and   in 1997.
                                                             Senior Portfolio Manager
                                                             - Carmel Peters              Ms. Peters joined
                                                              Senior Vice President and   Putnam in 1997. Prior
                                                             Senior Portfolio Manager     to joining Putnam, she
                                                                                          served as the Managing
                                                                                          Director and Chief
                                                                                          Investment Officer at
                                                                                          Weelock NatWest
                                                                                          Investment Management
                                                                                          Ltd.
----------------------------------------------------------------------------------------------------------------

CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT

State Street Bank and Trust Company, Boston, Massachusetts, acts as Custodian of the Trust's assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

--------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS*
--------------------------------------------------------------------------------

The following Financial Highlights tables for Class A shares of each Portfolio are intended to help you understand the Portfolios' financial performance for the past 5 years (or for periods since commencement of operations). Certain information reflects financial results for a single Portfolio Class A share. The total returns in each table represent the rate that an investor would have earned on an investment in a Class A share of the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio's financial statements, are included in the Trust's Annual Report to shareholders, which is available upon request.

      ----------------------------------------------------------------------------------------------------------------------------
                     NET        NET                         TOTAL        DIVIDENDS      DIVIDENDS     NET                   NET
                    ASSET     INVEST-     NET REALIZED       FROM      DECLARED FROM    FROM NET     ASSET                 ASSETS
                    VALUE       MENT      & UNREALIZED     INVEST-          NET         REALIZED     VALUE                 END OF
        PERIOD    BEGINNING    INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON     END OF     TOTAL      PERIOD
        ENDED     OF PERIOD   (LOSS)**    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   PERIOD   RETURN***   (000'S)
      ----------------------------------------------------------------------------------------------------------------------------
                                                       Cash Management Portfolio
      11/30/98     $10.74      $0.54         $(0.02)        $ 0.52        $(0.68)        $   --      $10.58      5.05%    $223,640
      1/31/99#      10.58       0.08           0.01           0.09            --             --       10.67      0.85      277,370
      1/31/00       10.67       0.51             --           0.51         (0.24)            --       10.94      4.85      466,588
      1/31/01       10.94       0.66          (0.02)          0.64         (0.45)            --       11.13      5.95      404,005
      1/31/02       11.13       0.37           0.02           0.39         (0.45)            --       11.07      3.48      600,741
                                                         Global Bond Portfolio
      11/30/98      11.51       0.49           0.78           1.27         (0.79)         (0.22)      11.77     11.75      115,428
      1/31/99#      11.77       0.07           0.11           0.18            --             --       11.95      1.53      122,306
      1/31/00       11.95       0.42          (0.66)         (0.24)        (0.47)         (0.41)      10.83     (1.86)     127,145
      1/31/01       10.83       0.45           0.63           1.08         (0.70)            --       11.21     10.35      139,528
      1/31/02       11.21       0.43           0.02           0.45         (1.03)            --       10.63      4.03      145,556

      ----------  --------------------------------------
                   RATIO OF     RATIO OF NET
                  EXPENSES TO    INVESTMENT
                    AVERAGE      INCOME TO
        PERIOD        NET       AVERAGE NET    PORTFOLIO
        ENDED       ASSETS         ASSETS      TURNOVER
      ----------  --------------------------------------
                        Cash Management Portfolio
      11/30/98      0.58%          4.97%           --%
      1/31/99#       0.62+         5.02+           --
      1/31/00        0.53           4.82           --
      1/31/01        0.52           5.83           --
      1/31/02        0.52(2)        3.31(2)        --
                          Global Bond Portfolio
      11/30/98       0.85           4.27          210
      1/31/99#       0.97+          3.65+          30
      1/31/00        0.84           3.68          189
      1/31/01        0.81(1)        4.07(1)       202
      1/31/02        0.81(2)        3.84(2)       193

---------------

     *  Calculated based upon average shares outstanding
    ** After fee waivers and expense reimbursements by the investment adviser
   *** Does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.
     # The Portfolio changed its fiscal year ended from November 30 to January 31.
     +  Annualized
   (1)  Gross of custody credits of 0.01%.
   (2)  Gross of custody credits of less than 0.01%.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      ---------------------------------------------------------------------------------------------------------------------------
                    NET        NET                         TOTAL        DIVIDENDS      DIVIDENDS     NET                   NET
                   ASSET     INVEST-     NET REALIZED       FROM      DECLARED FROM    FROM NET     ASSET                 ASSETS
                   VALUE       MENT      & UNREALIZED     INVEST-          NET         REALIZED     VALUE                 END OF
       PERIOD    BEGINNING    INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON     END OF     TOTAL      PERIOD
        ENDED    OF PERIOD   (LOSS)**    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   PERIOD   RETURN***    (000S)
      ---------------------------------------------------------------------------------------------------------------------------
                                                     SunAmerica Balanced Portfolio

      11/30/98    $13.45      $0.30         $ 2.33         $ 2.63        $(0.11)        $(0.36)     $15.61     19.81%    $149,242
      1/31/99#     15.61       0.05           1.58           1.63            --             --       17.24     10.44      194,878
      1/31/00      17.24       0.36           1.80           2.16         (0.12)         (0.22)      19.06     12.76      509,054
      1/31/01      19.06       0.36          (1.46)         (1.10)        (0.22)         (0.10)      17.64     (5.88)     575,039
      1/31/02      17.64       0.31          (3.12)         (2.81)        (0.33)         (0.48)      14.02    (15.86)     471,194

      ---------  --------------------------------------
                               RATIO OF NET
                  RATIO OF      INVESTMENT
                 EXPENSES TO    INCOME TO
       PERIOD    AVERAGE NET   AVERAGE NET    PORTFOLIO
        ENDED      ASSETS         ASSETS      TURNOVER
      ---------  --------------------------------------
                     SunAmerica Balanced Portfolio
      11/30/98      0.78%          2.10%        111%
      1/31/99#      0.75+(1)       1.72+(1)       26
      1/31/00       0.66           2.01          197
      1/31/01       0.64           1.87          333
      1/31/02       0.66(2)        2.00(2)       322

---------------

     *  Calculated based upon average shares outstanding
    ** After fee waivers and expense reimbursements by the investment adviser
   *** Does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.
     # The Portfolio changed its fiscal year ended from November 30 to January 31.
     +  Annualized
   (1)  Gross of custody credits of 0.01%, 0.01%, 0.02%, 0.01%, and
        0.01% for the periods ending November 30, 1998, January 31,
        1999, January 31, 2000, January 31, 2001 and January 31,
        2002.
   (2)  Gross of custody credits of less than 0.01%.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      ---------------------------------------------------------------------------------------------------------------------------
                    NET        NET                         TOTAL        DIVIDENDS      DIVIDENDS     NET                   NET
                   ASSET     INVEST-     NET REALIZED       FROM      DECLARED FROM    FROM NET     ASSET                 ASSETS
                   VALUE       MENT      & UNREALIZED     INVEST-          NET         REALIZED     VALUE                 END OF
       PERIOD    BEGINNING    INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON     END OF     TOTAL      PERIOD
        ENDED    OF PERIOD   (LOSS)**    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   PERIOD   RETURN***   (000'S)
      ---------------------------------------------------------------------------------------------------------------------------
                                                      MFS Total Return Portfolio

      11/30/98    $14.75      $0.36         $ 1.56         $ 1.92        $(0.31)        $(1.40)     $14.96     13.54%    $131,440
      1/31/99#     14.96       0.06           0.82           0.88            --             --       15.84      5.88      145,332
      1/31/00      15.84       0.48          (0.38)          0.10         (0.29)         (1.77)      13.88      0.29      208,919
      1/31/01      13.88       0.51           2.37           2.88         (0.37)         (0.10)      16.29     20.94      303,278
      1/31/02      16.29       0.46          (0.52)         (0.06)        (0.32)         (0.52)      15.39     (0.25)     469,605

      ---------  --------------------------------------
                               RATIO OF NET
                  RATIO OF      INVESTMENT
                 EXPENSES TO    INCOME TO
       PERIOD    AVERAGE NET   AVERAGE NET    PORTFOLIO
        ENDED      ASSETS         ASSETS      TURNOVER
      ---------  --------------------------------------
                       MFS Total Return Portfolio
      11/30/98      0.77%          2.43%        106%
      1/31/99#      0.81+          2.40+          86
      1/31/00       0.76(1)        3.17(1)       116
      1/31/01       0.74(1)        3.42(1)       111
      1/31/02       0.73(2)        2.93(2)       105

---------------

     *  Calculated based upon average shares outstanding.
    **  After fee waivers and expense reimbursements by the Adviser.
   *** Does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.
     # The Portfolio changed its fiscal year ended from November 30 to January 31.
     +  Annualized
   (1)  Gross of custody credits of 0.01%.
   (2)  Gross of custody credits of less than 0.01%.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      ----------------------------------------------------------------------------------------------------------------------------
                   NET        NET                         TOTAL        DIVIDENDS      DIVIDENDS     NET                    NET
                  ASSET     INVEST-     NET REALIZED       FROM      DECLARED FROM    FROM NET     ASSET                  ASSETS
                  VALUE       MENT      & UNREALIZED     INVEST-          NET         REALIZED     VALUE                  END OF
       PERIOD   BEGINNING    INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON     END OF     TOTAL       PERIOD
       ENDED    OF PERIOD   (LOSS)**    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   PERIOD   RETURN***     (000S)
      ----------------------------------------------------------------------------------------------------------------------------
                                                        Growth-Income Portfolio

      11/30/98   $20.82      $0.17         $ 4.33         $ 4.50        $(0.13)        $(0.96)     $24.23     21.91%    $1,019,590
      1/31/99#    24.23       0.02           3.63           3.65            --             --       27.88     15.06      1,206,113
      1/31/00     27.88       0.16           4.75           4.91         (0.15)         (1.40)      31.24     18.37      1,828,340
      1/31/01     31.24       0.19          (0.65)         (0.46)        (0.13)         (1.60)      29.05     (1.63)     1,931,070
      1/31/02     29.05       0.15          (6.00)         (5.85)        (0.19)         (1.26)      21.75    (19.96)     1,450,218

      --------  --------------------------------------
                              RATIO OF NET
                 RATIO OF      INVESTMENT
                EXPENSES TO    INCOME TO
       PERIOD   AVERAGE NET   AVERAGE NET    PORTFOLIO
       ENDED      ASSETS         ASSETS      TURNOVER
      --------  --------------------------------------
                       Growth-Income Portfolio
      11/30/98     0.60%(2)       0.78%(2)     53%
      1/31/99#     0.60+(2)       0.55+(2)      16
      1/31/00      0.56(2)        0.56(2)       43
      1/31/01      0.57(2)        0.60(2)       52
      1/31/02      0.58(1)(2)     0.62(1)(2)    56

---------------

     *  Calculated based upon average shares outstanding.
    **  After fee waivers and expense reimbursements by the Adviser.
   *** Does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.
     # The Portfolio changed its fiscal year ended from November 30 to January 31.
     +  Annualized
   (1)  Net of custody credits of less than 0.01%.
   (2) During the below stated periods, the Adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income
        (loss) to average net assets would have been as follows:

                                                           EXPENSES                           NET INVESTMENT INCOME (LOSS)
                                           -----------------------------------------    -----------------------------------------
                                           11/98    1/99+    1/00    1/01    1/02(1)    11/98    1/99+    1/00    1/01    1/02(1)
                                           -----------------------------------------    -----------------------------------------
      Growth-Income....................    0.60%    0.60%    0.56%   0.57%    0.58%     0.78%    0.55%    0.56%   0.60%    0.62%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    NET        NET                         TOTAL        DIVIDENDS      DIVIDENDS     NET                    NET
                   ASSET     INVEST-     NET REALIZED       FROM      DECLARED FROM    FROM NET     ASSET                  ASSETS
                   VALUE       MENT      & UNREALIZED     INVEST-          NET         REALIZED     VALUE                  END OF
       PERIOD    BEGINNING    INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON     END OF     TOTAL       PERIOD
        ENDED    OF PERIOD   (LOSS)**    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   PERIOD   RETURN***     (000S)
      -----------------------------------------------------------------------------------------------------------------------------
                                                      Davis Venture Value Portfolio

      11/30/98    $21.47      $0.20         $ 2.23         $ 2.43        $(0.12)        $(0.68)     $23.10      11.36%   $1,725,411
      1/31/99#     23.10       0.03           1.25           1.28           --             --        24.38       5.54     1,840,354
      1/31/00      24.38       0.13           3.06           3.19         (0.20)         (0.93)      26.44      13.42     2,303,994
      1/31/01      26.44       0.14           3.19           3.33         (0.12)         (0.28)      29.37      12.72     2,808,045
      1/31/02      29.37       0.12          (4.78)         (4.66)        (0.13)         (4.00)      20.58     (15.57)    2,323,050

                               RATIO OF NET
                  RATIO OF      INVESTMENT
                 EXPENSES TO    INCOME TO
       PERIOD    AVERAGE NET   AVERAGE NET    PORTFOLIO
        ENDED      ASSETS         ASSETS      TURNOVER
      ---------  --------------------------------------
                     Davis Venture Value Portfolio
      11/30/98      0.75%          0.89%         25%
      1/31/99#     0.77+          0.86+           5
      1/31/00       0.74           0.51          23
      1/31/01       0.75           0.47          26
      1/31/02       0.76(1)        0.49(1)       30

---------------

     *  Calculated based upon average shares outstanding.
    ** After fee waivers and expense reimbursements by the investment adviser.
   *** Does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.
     # The Portfolio changed its fiscal year ended from November 30 to January 31.
     +  Annualized
   (1)  Gross of custody credits of less than 0.01%.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      ----------------------------------------------------------------------------------------------------------------------------
                   NET        NET                         TOTAL        DIVIDENDS      DIVIDENDS     NET                    NET
                  ASSET     INVEST-     NET REALIZED       FROM      DECLARED FROM    FROM NET     ASSET                  ASSETS
                  VALUE       MENT      & UNREALIZED     INVEST-          NET         REALIZED     VALUE                  END OF
       PERIOD   BEGINNING    INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON     END OF     TOTAL       PERIOD
       ENDED    OF PERIOD   (LOSS)**    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   PERIOD   RETURN***    (000'S)
      ----------------------------------------------------------------------------------------------------------------------------
                                                       Alliance Growth Portfolio

      11/30/98   $22.56      $ 0.07        $ 7.77         $ 7.84        $(0.06)        $(2.30)     $28.04      35.92%   $1,396,140
      1/31/99#    28.04          --          7.22           7.22            --             --       35.26      25.75     1,864,924
      1/31/00     35.26       (0.04)         4.46           4.42         (0.05)         (3.05)      36.58      14.09     2,875,413
      1/31/01     36.58       (0.04)        (3.40)         (3.44)           --          (4.94)      28.20     (10.17)    2,810,098
      1/31/02     28.20        0.04         (6.61)         (6.57)           --          (2.22)      19.41     (23.05)    1,928,115

                                                    MFS Growth and Income Portfolio

      11/30/98    15.62        0.02          2.61           2.63         (0.12)         (2.76)      15.37      17.82       238,298
      1/31/99#    15.37        0.01          1.60           1.61            --             --       16.98      10.47       266,069
      1/31/00     16.98        0.10          0.11           0.21         (0.03)         (3.81)      13.35       1.77       337,222
      1/31/01     13.35        0.08          0.42           0.50         (0.08)            --       13.77       3.71       369,518
      1/31/02     13.77        0.08         (2.45)         (2.37)        (0.07)         (0.54)      10.79     (17.15)      323,404

      --------  -----------------------------------------
                              RATIO OF NET
                 RATIO OF      INVESTMENT
                EXPENSES TO    INCOME TO
       PERIOD   AVERAGE NET   AVERAGE NET       PORTFOLIO
       ENDED      ASSETS         ASSETS         TURNOVER
      --------  -----------------------------------------
                        Alliance Growth Portfolio
      11/30/98     0.58%          0.27%            90%
      1/31/99#     0.63+         (0.01)+            11
      1/31/00      0.63          (0.11)             77
      1/31/01      0.64          (0.10)            101
      1/31/02      0.65(1)        0.17(1)           86
                     MFS Growth and Income Portfolio
      11/30/98     0.70           0.17             105
      1/31/99#     0.75+          0.38+             76
      1/31/00      0.75           0.66              64
      1/31/01      0.76           0.58              81
      1/31/02      0.78(1)        0.66(1)           82

---------------

     *  Calculated based upon average shares outstanding
    ** After fee waivers and expense reimbursements by the investment adviser
   *** Does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.
     # The Portfolio changed its fiscal year ended from November 30 to January 31.
     +  Annualized
   (1)  Gross of custody credits of less than 0.01%.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      --------------------------------------------------------------------------------------------------------------------------
                   NET        NET                         TOTAL        DIVIDENDS      DIVIDENDS     NET                   NET
                  ASSET     INVEST-     NET REALIZED       FROM      DECLARED FROM    FROM NET     ASSET                 ASSETS
                  VALUE       MENT      & UNREALIZED     INVEST-          NET         REALIZED     VALUE                 END OF
       PERIOD   BEGINNING    INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON     END OF     TOTAL      PERIOD
       ENDED    OF PERIOD   (LOSS)**    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   PERIOD   RETURN***    (000S)
      --------------------------------------------------------------------------------------------------------------------------
                                                       Putnam Growth Portfolio

      11/30/98   $19.15      $ 0.01        $ 4.15         $ 4.16        $(0.02)        $(3.08)     $20.21      22.56%   $398,863
      1/31/99#    20.21       (0.01)         3.33           3.32           --             --        23.53      16.43     494,813
      1/31/00     23.53       (0.02)         3.76           3.74         (0.01)         (0.78)      26.48      16.51     783,896
      1/31/01     26.48       (0.03)        (3.37)         (3.40)          --           (2.23)      20.85     (13.68)    732,943
      1/31/02     20.85        0.02         (5.39)         (5.37)          --           (0.59)      14.89     (25.71)    486,747

                                                      Blue Chip Growth Portfolio

      7/5/00-
      1/31/01     10.00        0.06         (1.24)         (1.18)        (0.03)           --         8.79     (11.82)     15,801
      1/31/02      8.79        0.03         (2.20)         (2.17)          --             --         6.62     (24.64)     29,342

      --------  ------------------------------------------
                                RATIO OF NET
                 RATIO OF        INVESTMENT
                EXPENSES TO   INCOME (LOSS) TO
       PERIOD   AVERAGE NET     AVERAGE NET      PORTFOLIO
       ENDED      ASSETS           ASSETS        TURNOVER
      --------  ------------------------------------------
                         Putnam Growth Portfolio
      11/30/98     0.86%            0.09%            75%
      1/31/99#     0.86+           (0.19)+           10
      1/31/00      0.80            (0.09)            76
      1/31/01      0.79            (0.10)            84
      1/31/02      0.82(2)          0.11(2)          94
                        Blue Chip Growth Portfolio
      7/5/00-
      1/31/01      0.85+(3)         1.06+(3)         81
      1/31/02      0.85(1)(3)       0.36(1)(3)      125

---------------

     *  Calculated based upon average shares outstanding.
    **  After fee waivers and expense reimbursements by the Adviser.
   *** Does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.
     # The Portfolio changed its fiscal year ended from November 30 to January 31.
     +  Annualized
   (1)  Net of custody credits of less than 0.01%.
   (2)  Gross of custody credits of less than 0.01%.
   (3) During the below stated periods, the Adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income
        (loss) to average net assets would have been as follows:

                                                         EXPENSES                            NET INVESTMENT INCOME (LOSS)
                                         -----------------------------------------    -------------------------------------------
                                         11/98    1/99+    1/00    1/01    1/02(1)    11/98    1/99+    1/00     1/01     1/02(1)
                                         -----------------------------------------    -------------------------------------------
      Blue Chip Growth.................    --%      --%     --%    1.81%+   1.16%       --%      --%       --%    0.10%+    0.05%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      ---------------------------------------------------------------------------------------------------------------------------
                    NET        NET                         TOTAL        DIVIDENDS      DIVIDENDS     NET                   NET
                   ASSET     INVEST-     NET REALIZED       FROM      DECLARED FROM    FROM NET     ASSET                 ASSETS
                   VALUE       MENT      & UNREALIZED     INVEST-          NET         REALIZED     VALUE                 END OF
       PERIOD    BEGINNING    INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON     END OF     TOTAL      PERIOD
        ENDED    OF PERIOD   (LOSS)**    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   PERIOD   RETURN***   (000'S)
      ---------------------------------------------------------------------------------------------------------------------------
                                                     MFS Mid-Cap Growth Portfolio

      4/01/99-
      1/31/00     $10.00      $(0.01)       $ 5.84         $ 5.83        $   --         $(0.23)     $15.60      58.26%   $ 81,636
      1/31/01      15.60       (0.04)         3.76           3.72            --          (0.33)      18.99      23.97     367,523
      1/31/02      18.99       (0.03)        (6.58)         (6.61)           --          (2.38)      10.00     (34.93)    280,024

                                                      Aggressive Growth Portfolio

      11/30/98     11.76        0.04          0.52           0.56            --             --       12.32       4.76     133,183
      1/31/99#     12.32          --          3.20           3.20            --             --       15.52      25.97     182,313
      1/31/00      15.52          --          8.59           8.59         (0.03)         (1.36)      22.72      60.62     450,073
      1/31/01      22.72        0.05         (3.09)         (3.04)           --          (1.96)      17.72     (14.88)    495,826
      1/31/02      17.72        0.03         (5.77)         (5.74)        (0.05)         (3.09)       8.84     (31.71)    293,084

      ---------  ------------------------------------------
                                 RATIO OF NET
                  RATIO OF        INVESTMENT
                 EXPENSES TO   INCOME (LOSS) TO
       PERIOD    AVERAGE NET     AVERAGE NET      PORTFOLIO
        ENDED      ASSETS           ASSETS        TURNOVER
      ---------  ------------------------------------------
                        MFS Mid-Cap Growth Portfolio
      4/01/99-
      1/31/00       1.15+(1)(4)      (0.13)+(1)(4)     108%
      1/31/01       0.82(2)(4)      (0.20)(2)(4)      146
      1/31/02       0.82(3)(4)      (0.25)(3)(4)       96
                        Aggressive Growth Portfolio
      11/30/98      0.83             0.32             268
      1/31/99#      0.82+            0.13+             29
      1/31/00       0.75             0.02             131
      1/31/01       0.70             0.23             263
      1/31/02       0.75(3)          0.21(3)          229

---------------

     *  Calculated based upon average shares outstanding.
    **  After fee waivers and expense reimbursements by the Adviser.
   *** Does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.
     # The Portfolio changed its fiscal year ended from November 30 to January 31.
     +  Annualized
   (1) The ratios reflect an expense cap of 1.15% which is net of custody credits (0.02%) or waivers/reimbursements if applicable.
   (2)  Gross of custody credits of 0.01%
   (3)  Gross of custody credits of less than 0.01%.
   (4) During the below stated periods, the Adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income
        (loss) to average net assets would have been as follows:

                                                      EXPENSES                            NET INVESTMENT INCOME (LOSS)
                                       --------------------------------------      -------------------------------------------
                                       11/98    1/99+    1/00    1/01    1/02      11/98    1/99+    1/00       1/01     1/02
                                       --------------------------------------      -------------------------------------------
      MFS Mid-Cap Growth.............    --%      --%    1.19%+  0.82%   0.82%(3)    --%      --%    (0.17)%+   (0.20)%  (0.25)%(3)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      ---------------------------------------------------------------------------------------------------------------------------
                    NET        NET                         TOTAL        DIVIDENDS      DIVIDENDS     NET                   NET
                   ASSET     INVEST-     NET REALIZED       FROM      DECLARED FROM    FROM NET     ASSET                 ASSETS
                   VALUE       MENT      & UNREALIZED     INVEST-          NET         REALIZED     VALUE                 END OF
       PERIOD    BEGINNING    INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON     END OF     TOTAL      PERIOD
        ENDED    OF PERIOD   (LOSS)**    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   PERIOD   RETURN***    (000S)
      ---------------------------------------------------------------------------------------------------------------------------
                                               International Growth and Income Portfolio
      11/30/98    $10.41      $ 0.13        $ 0.86         $ 0.99        $(0.03)        $(0.06)     $11.31       9.58%   $128,344
      1/31/99#     11.31          --          0.40           0.40         (0.02)         (0.19)      11.50       3.56     142,497
      1/31/00      11.50        0.15          1.97           2.12         (0.45)         (0.89)      12.28      17.99     253,962
      1/31/01      12.28        0.12          0.36           0.48         (0.12)         (0.13)      12.51       3.95     342,114
      1/31/02      12.51        0.09         (3.05)         (2.96)        (0.03)         (0.45)       9.07     (23.67)    289,084
                                                       Global Equities Portfolio
      11/30/98     15.98        0.07          2.40           2.47         (0.19)         (1.36)      16.90      15.34     420,358
      1/31/99#     16.90          --          1.71           1.71            --             --       18.61      10.12     463,138
      1/31/00      18.61        0.06          4.00           4.06         (0.21)         (1.37)      21.09      23.67     632,495
      1/31/01      21.09       (0.03)        (1.91)         (1.94)        (0.03)         (1.59)      17.53      (9.29)    650,067
      1/31/02      17.53        0.02         (4.90)         (4.88)        (0.01)         (2.15)      10.49     (27.72)    409,626

      ---------  --------------------------------------
                               RATIO OF NET
                  RATIO OF      INVESTMENT
                 EXPENSES TO    INCOME TO
       PERIOD    AVERAGE NET   AVERAGE NET    PORTFOLIO
        ENDED      ASSETS         ASSETS      TURNOVER
      ---------  --------------------------------------
                    International Growth and Income
                               Portfolio
      11/30/98      1.46%(3)       1.12%(3)       51%
      1/31/99#      1.46+(3)      (0.10)+(3)      10
      1/31/00       1.21(3)        1.16(3)        75
      1/31/01       1.18(3)        0.95(3)        80
      1/31/02       1.20(1)(3)     0.84(1)(3)    148
                       Global Equities Portfolio
      11/30/98      0.88           0.46           92
      1/31/99#      0.86+         (0.04)+         12
      1/31/00       0.84           0.30           94
      1/31/01       0.84          (0.15)          93
      1/31/02       0.87(2)        0.14(2)        75

---------------

     *  Calculated based upon average shares outstanding.
    ** After fee waivers and expense reimbursements by the investment adviser.
   *** Does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.
     # The Portfolio changed its fiscal year ended from November 30 to January 31.
     +  Annualized
   (1)  Net of custody credits of less than 0.01%.
   (2)  Gross of custody credits of less than 0.01%.
   (3) During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the portfolios. If all fees and expenses had been incurred by the portfolios, the ratio of expenses to average net assets and the ratio of net investment income
        (loss) to average net assets would have been as follows:

                                                            EXPENSES                          NET INVESTMENT INCOME (LOSS)
                                             --------------------------------------      ---------------------------------------
                                             11/98    1/99+    1/00    1/01    1/02      11/98    1/99+    1/00    1/01     1/02
                                             --------------------------------------      ---------------------------------------
      International Growth and Income....... 1.46%    1.46%    1.21%   1.18%   1.20%(2)  1.12%    (0.10)%  1.16%   (0.95)%  0.84%(2)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      ---------------------------------------------------------------------------------------------------------------------------
                    NET        NET                         TOTAL        DIVIDENDS      DIVIDENDS     NET                   NET
                   ASSET     INVEST-     NET REALIZED       FROM      DECLARED FROM    FROM NET     ASSET                 ASSETS
                   VALUE       MENT      & UNREALIZED     INVEST-          NET         REALIZED     VALUE                 END OF
       PERIOD    BEGINNING    INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON     END OF     TOTAL      PERIOD
        ENDED    OF PERIOD   (LOSS)**    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   PERIOD   RETURN***    (000S)
      ---------------------------------------------------------------------------------------------------------------------------
                                                      Emerging Markets Portfolio

      11/30/98    $ 8.03      $0.04         $(1.78)        $(1.74)       $(0.07)        $   --      $ 6.22     (21.86)%  $ 31,685
      1/31/99#      6.22       0.01             --           0.01         (0.01)            --        6.22       0.20      32,708
      1/31/00       6.22      (0.03)          4.81           4.78            --             --       11.00      76.86     102,740
      1/31/01      11.00      (0.02)         (2.95)         (2.97)        (0.06)         (0.16)       7.81     (26.87)     96,507
      1/31/02       7.81       0.03          (0.95)         (0.92)        (0.02)         (0.08)       6.79     (11.49)     82,624

      ---------  ------------------------------------------------------
                                       RATIO OF NET
                  RATIO OF              INVESTMENT
                 EXPENSES TO         INCOME (LOSS) TO
       PERIOD    AVERAGE NET           AVERAGE NET            PORTFOLIO
        ENDED      ASSETS                 ASSETS              TURNOVER
      ---------  ------------------------------------------------------
                               Emerging Markets Portfolio
      11/30/98            1.90%(3)          0.61%(3)            $ 96
      1/31/99#            1.90+(3)          0.60+(3)              22
      1/31/00             1.90(1)(3)       (0.41)(1)(3)          145
      1/31/01             1.57(3)          (0.22)(3)             125
      1/31/02             1.53(2)(3)        0.51(2)(3)           113

---------------

     *  Calculated based upon average shares outstanding.
    **  After fee waivers and expense reimbursements by the Adviser.
   *** Does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.
     # The Portfolio changed its fiscal year ended from November 30 to January 31.
     +  Annualized
   (1) The ratios reflect an expense cap of 1.90% which is net of custody credits (0.01%) or waiver/reimbursements if applicable.
   (2)  Gross of custody credits of less than 0.01%.
   (3) During the below stated periods, the Adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income
        (loss) to average net assets would have been as follows:

                                                         EXPENSES                                NET INVESTMENT INCOME
                                         -----------------------------------------    -------------------------------------------
                                         11/98    1/99+    1/00    1/01    1/02(2)    11/98    1/99+    1/00     1/01     1/02(2)
                                         -----------------------------------------    -------------------------------------------
       Emerging Markets..............    2.01%    2.29%    1.91%   1.57%     1.53%    0.50%    0.21%    (0.42)%  (0.22)%    0.51%

--------------------------------------------------------------------------------

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

The following documents contain more information about the Portfolios and are available free of charge upon request:

        ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance for the most recently completed fiscal year.

        STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

You may obtain copies of these documents or ask questions about the Portfolios at no charge by calling (800) 445-7862 or by writing the Trust at P.O. Box 54299, Los Angeles, California 90054-0299.

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
-  File No. 811-7238